N-6	May 01, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2026
Amendment Flag	false
CorpExec VUL Plus
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees and Expenses
Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.
Transaction Charges
We charge you a Premium Expense Charge on each Premium you pay up to
Attained Age 100, covering sales expense and federal and state premium tax expenses. The amount of the Premium Expense Charge varies depending on the
Policy Charge Option (“PCO”) that you select, the Policy Year in which the Premium is paid, and whether or not the amount exceeds the Target Premium for your Policy. See
“Charges Associated with the Policy—Deductions from Premium Payments” for more information. The PCO is selected at Policy issue and may not be changed once selected. Each PCO determines the amount, timing, and relative allocation between and among the Premium Expense Charges and Monthly Mortality and Expense
Charges to your Policy and the current interest rate that will be credited to the Fixed
Account. For corporate-owned policies, there are five PCOs that may be selected. For individually-owned policies, only one PCO is available. Please refer to your Policy
Data Pages for the specific Premium Expense Charges applicable to your Policy.
We also may charge you a Transfer Charge on transfers among the investment options under your Policy and a Partial Surrender Processing Fee on partial surrenders. Currently, we are not imposing these charges. See “Charges Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and “ —Partial
Surrender Processing Fee.”
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance
Charges, a Flat Extras charge (added to the Cost of Insurance Charge to cover certain additional mortality risk), and a Monthly Per Thousand Face Amount
Charge. These charges may vary based on the characteristics of the Insured (e.g.,
Issue Age, gender, underwriting class, Policy Year, and the Face Amount of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Monthly Cost of Insurance Charge” and “—Monthly Per Thousand Face
Amount Charge.”
We also charge a Monthly Mortality and Expense Charge (“Monthly M&E Charge”)
and a Monthly Contract Charge. See “Charges Associated with the
Policy—Deductions from Cash Value—Monthly Mortality and Expense Charge.”
We will charge you interest if you take a Policy Loan. See “Charges Associated with the Policy—Loan Charges.”
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2025. (See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.03%	2.325%

Transaction Charges [Text Block]
Transaction Charges
We charge you a Premium Expense Charge on each Premium you pay up to
Attained Age 100, covering sales expense and federal and state premium tax expenses. The amount of the Premium Expense Charge varies depending on the
Policy Charge Option (“PCO”) that you select, the Policy Year in which the Premium is paid, and whether or not the amount exceeds the Target Premium for your Policy. See
“Charges Associated with the Policy—Deductions from Premium Payments” for more information. The PCO is selected at Policy issue and may not be changed once selected. Each PCO determines the amount, timing, and relative allocation between and among the Premium Expense Charges and Monthly Mortality and Expense
Charges to your Policy and the current interest rate that will be credited to the Fixed
Account. For corporate-owned policies, there are five PCOs that may be selected. For individually-owned policies, only one PCO is available. Please refer to your Policy
Data Pages for the specific Premium Expense Charges applicable to your Policy.
We also may charge you a Transfer Charge on transfers among the investment options under your Policy and a Partial Surrender Processing Fee on partial surrenders. Currently, we are not imposing these charges. See “Charges Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and “ —Partial
Surrender Processing Fee.”
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance
Charges, a Flat Extras charge (added to the Cost of Insurance Charge to cover certain additional mortality risk), and a Monthly Per Thousand Face Amount
Charge. These charges may vary based on the characteristics of the Insured (e.g.,
Issue Age, gender, underwriting class, Policy Year, and the Face Amount of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Monthly Cost of Insurance Charge” and “—Monthly Per Thousand Face
Amount Charge.”
We also charge a Monthly Mortality and Expense Charge (“Monthly M&E Charge”)
and a Monthly Contract Charge. See “Charges Associated with the
Policy—Deductions from Cash Value—Monthly Mortality and Expense Charge.”
We will charge you interest if you take a Policy Loan. See “Charges Associated with the Policy—Loan Charges.”
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2025. (See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.03%	2.325%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.325%
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investment in the Policy—Investment Risk.”
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash
Value through partial surrenders. See “Summary of Principal Risks of Investment in the Policy—Not a Short-Term Investment,” “Loans,” and “Surrenders—Partial
Surrenders—Amount Available for a Partial Surrender.”

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Investment Allocation Option (including the Fixed Account) will have its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others. Accordingly, you should review the Investment Allocation Options before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
cevulplus. See also “Management and Organization—Funds and Eligible Portfolios,”
“—The Fixed Account” and, “—Interest Crediting.”

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits are subject to the claims-paying ability and financial strength of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to NYLIAC’s administration of the Policy, including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at
NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial surrenders, excessive policy loans and interest, Policy charges
(including increases in those charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy lapse may have tax consequences. A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the
Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy. See “Summary of Principal Risks of Investment in
the Policy—Risk of Termination” and “Termination and Reinstatement—Late Period.”
In some states, the Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State Variations.”

Investment Restrictions [Text Block]	Generally, you may allocate your Net Premiums or Cash Value among 20 of the Eligible Portfolios at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Policies and the Fixed Account; please contact us for more information. Unless we agree otherwise, the minimum amount that may be transferred among the Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions and the Fixed Account—Transfers among Investment Divisions and the Fixed Account.” In addition, in order to prevent market timing, we may limit your ability to make transfers involving the Investment Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the Policy—Limits on Transfers.” For more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see https://dfinview.com/NewYorkLife/TAHD/cevulplus.NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and Organization—Our Rights” and “Appendix—Eligible Portfolios Available Under the Policy” for a list of available Eligible Portfolios. In addition, NYLIAC has the right to establish limits on your ability to allocate Net Premiums, or to transfer all or part of the Cash Value from an Investment Division, to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Description of the Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account” and “—Transfers Among Investment Divisions and the Fixed Account.”
Optional Benefit Restrictions [Text Block]	You are required to have a minimum Cash Value to elect, or retain access to, certain optional benefits.We may modify or discontinue offering an optional benefit at any time.Some optional benefits may not be used together.We may change these restrictions in the future.For more detailed information, see Description of the Policy—Additional Benefits Through Options Available at No Additional Charge.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Full and partial surrenders (including loans) may be subject to ordinary income tax and, subject to certain exceptions, a 10% percent penalty tax. See “Federal Income Tax Considerations” for more information about the tax consequences of the Policy.
Investment Professional Compensation [Text Block]	Selling broker-dealers and, in turn, their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. See “Distribution and Compensation Arrangements.” Your selection of a PCO will affect the level of compensation received by your selling broker-dealer or registered representative, with greater compensation being generated by PCOs with higher current Policy charges, and lower current Fixed Account crediting rates. These compensation arrangements have the potential to influence the recommendations made by your investment professional with respect to the PCO, which may, in turn, affect the performance of your Policy. These compensation arrangements may also provide a financial incentive for these investment professionals to recommend the Policy over other investments. See “Charges Associated with the Policy—Factors to Consider in Selecting a PCO.”
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your CorpExec VUL Plus Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your CorpExec VUL Plus Policy. In addition, if you already own a life insurance policy, it may not be to your advantage to replace that policy with CorpExec VUL Plus. If you are replacing your policy with the CorpExec VUL Plus Policy, you should carefully consider the benefits, features, fees, risks, and costs of this Policy versus those of the policy (or policies) being replaced. In addition, it may not be to your advantage to borrow money to purchase a CorpExec VUL Plus Policy or to take partial surrenders from another policy you own to make Premium payments under this CorpExec VUL Plus Policy. You should exchange an existing policy for the CorpExec VUL Plus only if you determine that it is preferable for you to purchase a new policy rather than continue to own your existing policy, after comparing the features, fees, and risks of both policies. See “Description of the Policy—Tax-Free “Section 1035” Insurance Policy Exchanges.”
Item 4. Fee Table [Text Block]	Table of Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering (either full or partial surrenders) from the Policy. Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.This first table describes the fees and expenses that you will pay when you purchase the Policy, make a Premium payment, surrender the Policy, take a partial surrender from the Policy, or transfer Cash Value among Investment Allocation Options. For corporate-owned Policies, there are five PCOs that may be selected—PCOs A - E. For individually-owned Policies, only one PCO is available—PCO F.
Transaction Fees
Charge			When Charge Is Deducted		Amount Deducted
Premium Expense Charge (for Premiums paid up to and including the Target Premium)			When Premium payment is applied up to Attained Age100		Guaranteed Maximum: 19.00% of Premiums paid[1] Current: listed below for each PCO of Premiums paid
Policy Years	PCO A	PCO B	PCO C	PCO D	PCO E	PCO F (Individual Charge Option)
1	15.25%	12.25%	9.25%	6.25%	3.25%	15.25%
2-5	11.25%	9.25%	7.25%	5.25%	3.25%	11.25%
6-7	4.25%	4.00%	3.75%	3.50%	3.25%	4.25%
8+	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Premium Expense Charge (for premiums paid over the Target Premium)			When Premium payment is applied up to Attained Age 100		Guaranteed Maximum: 6.25% of Premiums paid for all PCOs Current: 3.50% of Premiums paid for PCOs A, B, C, D, and F. 2.50% of premiums paid for PCO E2
Transfer Charge			At time of transfer		Guaranteed Maximum: $100 per transfer after 12 transfers in a Policy Year Current: None
Partial Surrender Processing Fee			At time of partial surrender		Guaranteed Maximum: $25 Current: $0
Charge for Returned Payment			At the time of transaction		Guaranteed: Maximum: $100 Current: $0
1For all PCOs, the Guaranteed Maximum Premium Expense Charges for premiums paid up to and including the Target Premium are reduced to 15.0% in Policy Years 2-7 and 8.25% in Policy Years 8 and beyond.2For all PCOs, the current Premium Expense Charge for premiums paid over the Target Premium is reduced to 2.50% in Policy Years 8 and beyond.The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Eligible Portfolios’ fees and expenses. For corporate-owned Policies, there are five PCOs that may be selected—PCOs A - E. For individually-owned Policies, only one PCO is available—PCO F.
Periodic Charges Other Than Annual Fund Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Each Monthly Deduction Day until Attained Age100
Guaranteed Maximum: $83.33
per $1,000 of Net Amount at
Risk
Guaranteed Minimum: $0.03
per $1,000 of Net Amount at
Risk
Guaranteed Maximum Charge
for Representative Insured
(Male, Age 45, Non-Smoker,
Guaranteed Issue) in first
Policy Year under
corporate-owned Policies:
$0.21 per $1,000 of Net
Amount at Risk
Guaranteed Maximum Charge
for Representative Insured
(Male, Age 45, Non-Smoker,
Guaranteed Issue) in first
Policy Year under
individually-owned Policies:
$0.21 per $1,000 of Net
Amount at Risk
Current Charge for
Representative Insured in first
Policy Year under
corporate-owned Policies:
$0.03 per $1,000 of Net
Amount at Risk
Current Charge for
Representative Insured (Male,
Age 45, Non-Smoker,
Guaranteed Issue) in first
Policy Year under
individually-owned Policies:
$0.04 per $1,000 of Net
Amount at Risk

Contract Charge	Each Monthly Deduction Day	Guaranteed Maximum: $15.00 Current: $5.00, except $0.00 in Policy Year 1
Mortality and Expense Risk Charge as a % of Accumulation Value (annual rates)	Each Monthly Deduction Day	Guaranteed Maximum: An annual rate of 0.90% applied to the Accumulation Value Current: See chart below for the current annual rates applied to the Accumulation Value[3]
Periodic Charges Other Than Annual Fund Expenses
Charge			When Charge Is Deducted		Amount Deducted
Policy Years	PCO A	PCO B	PCO C	PCO D	PCO E	PCO F (Individual Charge Option)
1-15	0.53%	0.35%	0.15%	0.10%	0.34%	0.53%
16-20	0.53%	0.35%	0.15%	0.10%	0.15%	0.53%
21-25	0.53%	0.15%	0.15%	0.10%	0.15%	0.53%
26 +	0.15%	0.15%	0.15%	0.10%	0.15%	0.15%
Per Thousand Face Amount Charge[4]			Each Monthly Deduction Day
Guaranteed Maximum[5]: 0.60%
of the Face Amount divided by
1,000
Guaranteed Maximum Charge
for Representative Insured
(Male, Age 45, Non-Smoker,
Guaranteed Issue): 0.60%
Current:
If the Insured’s Issue Age is 39
or less, 0.18% of the Face
Amount divided by 1,000
If the Insured’s Issue Age is 40
or greater, 0.28% of the Face
Amount divided by 1,000
Current Charge for
Representative Insured (Male,
Age 45, Non-Smoker,
Guaranteed Issue): 0%[6]

Loan Interest			Monthly while loan balance is outstanding		Guaranteed Maximum: 8.00% per year. Current: 5.00% per year.
1This charge varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. This charge may also vary based upon the state in which your Policy is issued (For more information about state variations, please see the section in the Prospectus on “State Variations.”). To obtain more information about particular Monthly Cost of Insurance Charges and other charges as they apply to your Policy, please contact your registered representative.2The current Cost of Insurance Charge shown here does not reflect any applicable Monthly Additional Flat Extra charge, which we may impose based on our underwriting. If a Monthly Additional Flat Extra is imposed, it will be stated separately on the Policy Data Pages for your Policy. However, your total Cost of Insurance Charge plus your Monthly Additional Flat Extra Charge will never exceed the Guaranteed Maximum Cost of Insurance Charge listed in the table above. For more information on Monthly Additional Flat Extra charges, see the sections in the Prospectus on "Definitions—Monthly Additional Flat Extras" and "Charges Associated with the Policy—Deductions from Cash Value—Monthly Cost of Insurance Charge."3We may increase or decrease the current Monthly M&E Charge for all PCOs if the mortality risk profile of policyowners changes, or if a change in law, regulation, or administrative interpretation thereof affects our cost of doing business including, without limitation, a change that eliminates a tax benefit or deduction that increases our after-tax cost of doing business, or if our costs of doing business change for any other reason. We will notify policyowners at least 30 days before the change by prospectus supplement and letter.4Based on class of risk, gender, and Issue Age. Current charge may change but will not exceed the maximum stated above. The charge on any increase in Face Amount will be based on class of risk, gender and Issue Age at the time of the change.5Guaranteed charge applies to Smoker and Non-Smoker.6The charge for a Male, Age 45, Smoker, Guaranteed Issue is 0.06%.Annual Eligible Portfolio ExpensesThe next table shows the minimum and maximum total operating expenses deducted from Eligible Portfolios’ assets during the year ended December 31, 2025. Eligible Portfolio expenses may change from year to year, and hence, may be higher or lower in the future. You may pay these expenses periodically during the time that you own the Policy. A complete list of the Eligible Portfolios available under the Policy, including information concerning each Portfolio’s annual fees and expenses, is contained in an Appendix at the back of this prospectus.
Annual Eligible Portfolio Expenses[1]	Minimum	Maximum
(expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses1)
Before fee waivers and expense reimbursements[2]	0.03%	2.325%
After fee waivers and expense reimbursements	0.03%	2.325%
1Expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses. Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. The information is based on 2025 expenses, and it may reflect estimated charges.2Fee waivers and expense reimbursements are generally expected to continue through April 30, 2026 and may be terminated at any time at the option of the Fund.
Transaction Expenses [Table Text Block]
Transaction Fees
Charge			When Charge Is Deducted		Amount Deducted
Premium Expense Charge (for Premiums paid up to and including the Target Premium)			When Premium payment is applied up to Attained Age100		Guaranteed Maximum: 19.00% of Premiums paid[1] Current: listed below for each PCO of Premiums paid
Policy Years	PCO A	PCO B	PCO C	PCO D	PCO E	PCO F (Individual Charge Option)
1	15.25%	12.25%	9.25%	6.25%	3.25%	15.25%
2-5	11.25%	9.25%	7.25%	5.25%	3.25%	11.25%
6-7	4.25%	4.00%	3.75%	3.50%	3.25%	4.25%
8+	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Premium Expense Charge (for premiums paid over the Target Premium)			When Premium payment is applied up to Attained Age 100		Guaranteed Maximum: 6.25% of Premiums paid for all PCOs Current: 3.50% of Premiums paid for PCOs A, B, C, D, and F. 2.50% of premiums paid for PCO E2
Transfer Charge			At time of transfer		Guaranteed Maximum: $100 per transfer after 12 transfers in a Policy Year Current: None
Partial Surrender Processing Fee			At time of partial surrender		Guaranteed Maximum: $25 Current: $0
Charge for Returned Payment			At the time of transaction		Guaranteed: Maximum: $100 Current: $0
1For all PCOs, the Guaranteed Maximum Premium Expense Charges for premiums paid up to and including the Target Premium are reduced to 15.0% in Policy Years 2-7 and 8.25% in Policy Years 8 and beyond.2For all PCOs, the current Premium Expense Charge for premiums paid over the Target Premium is reduced to 2.50% in Policy Years 8 and beyond.
Sales Load, Description [Text Block]	Premium Expense Charge (for premiums paid over the Target Premium)
Sales Load, When Deducted [Text Block]	When Premium payment is applied up to Attained Age 100
Sales Load (of Premium Payments), Maximum [Percent]	6.25%
Sales Load (of Premium Payments), Current [Percent]	3.50%
Sales Load, Footnotes [Text Block]	For all PCOs, the current Premium Expense Charge for premiums paid over the Target Premium is reduced to 2.50% in Policy Years 8 and beyond.
Premium Taxes, Description [Text Block]	Premium Expense Charge (for Premiums paid up to and including the Target Premium)
Premium Taxes, When Deducted [Text Block]	When Premium payment is applied up to Attained Age100
Premium Taxes (of Premium Payments), Maximum [Percent]	19.00%
Premium Taxes, Footnotes [Text Block]	For all PCOs, the Guaranteed Maximum Premium Expense Charges for premiums paid up to and including the Target Premium are reduced to 15.0% in Policy Years 2-7 and 8.25% in Policy Years 8 and beyond.
Other Surrender Fees, Description [Text Block]	Partial Surrender Processing Fee
Other Surrender Fees, When Deducted [Text Block]	At time of partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	At time of transfer
Transfer Fee, Maximum [Dollars]	$ 100
Transfer Fee (of Amount Transferred), Current [Percent]	0.00%
Periodic Charges [Table Text Block]
Periodic Charges Other Than Annual Fund Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Each Monthly Deduction Day until Attained Age100
Guaranteed Maximum: $83.33
per $1,000 of Net Amount at
Risk
Guaranteed Minimum: $0.03
per $1,000 of Net Amount at
Risk
Guaranteed Maximum Charge
for Representative Insured
(Male, Age 45, Non-Smoker,
Guaranteed Issue) in first
Policy Year under
corporate-owned Policies:
$0.21 per $1,000 of Net
Amount at Risk
Guaranteed Maximum Charge
for Representative Insured
(Male, Age 45, Non-Smoker,
Guaranteed Issue) in first
Policy Year under
individually-owned Policies:
$0.21 per $1,000 of Net
Amount at Risk
Current Charge for
Representative Insured in first
Policy Year under
corporate-owned Policies:
$0.03 per $1,000 of Net
Amount at Risk
Current Charge for
Representative Insured (Male,
Age 45, Non-Smoker,
Guaranteed Issue) in first
Policy Year under
individually-owned Policies:
$0.04 per $1,000 of Net
Amount at Risk

Contract Charge	Each Monthly Deduction Day	Guaranteed Maximum: $15.00 Current: $5.00, except $0.00 in Policy Year 1
Mortality and Expense Risk Charge as a % of Accumulation Value (annual rates)	Each Monthly Deduction Day	Guaranteed Maximum: An annual rate of 0.90% applied to the Accumulation Value Current: See chart below for the current annual rates applied to the Accumulation Value[3]
Periodic Charges Other Than Annual Fund Expenses
Charge			When Charge Is Deducted		Amount Deducted
Policy Years	PCO A	PCO B	PCO C	PCO D	PCO E	PCO F (Individual Charge Option)
1-15	0.53%	0.35%	0.15%	0.10%	0.34%	0.53%
16-20	0.53%	0.35%	0.15%	0.10%	0.15%	0.53%
21-25	0.53%	0.15%	0.15%	0.10%	0.15%	0.53%
26 +	0.15%	0.15%	0.15%	0.10%	0.15%	0.15%
Per Thousand Face Amount Charge[4]			Each Monthly Deduction Day
Guaranteed Maximum[5]: 0.60%
of the Face Amount divided by
1,000
Guaranteed Maximum Charge
for Representative Insured
(Male, Age 45, Non-Smoker,
Guaranteed Issue): 0.60%
Current:
If the Insured’s Issue Age is 39
or less, 0.18% of the Face
Amount divided by 1,000
If the Insured’s Issue Age is 40
or greater, 0.28% of the Face
Amount divided by 1,000
Current Charge for
Representative Insured (Male,
Age 45, Non-Smoker,
Guaranteed Issue): 0%[6]

Loan Interest			Monthly while loan balance is outstanding		Guaranteed Maximum: 8.00% per year. Current: 5.00% per year.

Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Each Monthly Deduction Day until Attained Age100
Insurance Cost, Representative Investor [Text Block]	Guaranteed Maximum Charge for Representative Insured (Male, Age 45, Non-Smoker, Guaranteed Issue) in first Policy Year under corporate-owned Policies: $0.21 per $1,000 of Net Amount at RiskGuaranteed Maximum Charge for Representative Insured (Male, Age 45, Non-Smoker, Guaranteed Issue) in first Policy Year under individually-owned Policies: $0.21 per $1,000 of Net Amount at RiskCurrent Charge for Representative Insured in first Policy Year under corporate-owned Policies: $0.03 per $1,000 of Net Amount at RiskCurrent Charge for Representative Insured (Male, Age 45, Non-Smoker, Guaranteed Issue) in first Policy Year under individually-owned Policies: $0.04 per $1,000 of Net Amount at Risk
Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.03%
Insurance Cost, Footnotes [Text Block]	1This charge varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. This charge may also vary based upon the state in which your Policy is issued (For more information about state variations, please see the section in the Prospectus on “State Variations.”). To obtain more information about particular Monthly Cost of Insurance Charges and other charges as they apply to your Policy, please contact your registered representative.2The current Cost of Insurance Charge shown here does not reflect any applicable Monthly Additional Flat Extra charge, which we may impose based on our underwriting. If a Monthly Additional Flat Extra is imposed, it will be stated separately on the Policy Data Pages for your Policy. However, your total Cost of Insurance Charge plus your Monthly Additional Flat Extra Charge will never exceed the Guaranteed Maximum Cost of Insurance Charge listed in the table above. For more information on Monthly Additional Flat Extra charges, see the sections in the Prospectus on "Definitions—Monthly Additional Flat Extras" and "Charges Associated with the Policy—Deductions from Cash Value—Monthly Cost of Insurance Charge."
Expense Risk Fees, Description [Text Block]	Per Thousand Face Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Each Monthly Deduction Day
Expense Risk Fees, Representative Investor [Text Block]	Guaranteed Maximum Charge for Representative Insured (Male, Age 45, Non-Smoker, Guaranteed Issue): 0.60%Current: If the Insured’s Issue Age is 39 or less, 0.18% of the Face Amount divided by 1,000If the Insured’s Issue Age is 40 or greater, 0.28% of the Face Amount divided by 1,000Current Charge for Representative Insured (Male, Age 45, Non-Smoker, Guaranteed Issue): 0%[6]
Expense Risk Fees (of Face Amount), Maximum [Percent]	0.60%
Expense Risk Fees, Footnotes [Text Block]	4Based on class of risk, gender, and Issue Age. Current charge may change but will not exceed the maximum stated above. The charge on any increase in Face Amount will be based on class of risk, gender and Issue Age at the time of the change.5Guaranteed charge applies to Smoker and Non-Smoker.6The charge for a Male, Age 45, Smoker, Guaranteed Issue is 0.06%.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge as a % of Accumulation Value (annual rates)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Each Monthly Deduction Day
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	3We may increase or decrease the current Monthly M&E Charge for all PCOs if the mortality risk profile of policyowners changes, or if a change in law, regulation, or administrative interpretation thereof affects our cost of doing business including, without limitation, a change that eliminates a tax benefit or deduction that increases our after-tax cost of doing business, or if our costs of doing business change for any other reason. We will notify policyowners at least 30 days before the change by prospectus supplement and letter.
Administrative Expenses, Description [Text Block]	Contract Charge
Administrative Expenses, When Deducted [Text Block]	Each Monthly Deduction Day
Administrative Expense, Maximum [Dollars]	$ 15.00
Administrative Expense, Current [Dollars]	5.00
Administrative Expense, Minimum [Dollars]	$ 0.00
Annual Portfolio Company Expenses [Table Text Block]
Annual Eligible Portfolio Expenses[1]	Minimum	Maximum
(expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses1)
Before fee waivers and expense reimbursements[2]	0.03%	2.325%
After fee waivers and expense reimbursements	0.03%	2.325%
1Expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses. Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. The information is based on 2025 expenses, and it may reflect estimated charges.2Fee waivers and expense reimbursements are generally expected to continue through April 30, 2026 and may be terminated at any time at the option of the Fund.
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses1)
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	2.325%
Portfolio Company Expenses, Footnotes [Text Block]	Expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses. Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. The information is based on 2025 expenses, and it may reflect estimated charges.
Item 5. Principal Risks [Table Text Block]	Summary of Principal Risks of Investment In the Policy
The following is a brief summary of the principal risks of investing in CorpExec VUL Plus. Both the benefits and risks of investing in the Policy should be considered before you purchase a policy or make additional premium payments. More complete and detailed information about the features of the Policy is provided later in this Prospectus and in the SAI.Investment RiskWhile a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may be negative and the Cash Value may decline in value, and you can lose principal. Each Investment Division has its own investment objective and investment strategy. The performance of each will vary, and some Investment Divisions are riskier than others. We do not guarantee the investment performance of the Investment Divisions. You bear the entire investment risk for all amounts allocated to the Investment Divisions. Your premium, Cash Value allocation choices, and PCO selection should be consistent with your investment objective and your risk tolerance.Not a Short-Term InvestmentA variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans. See “Summary of Principal Risks of Investment in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial Surrenders—Amount Available for a Partial Surrender.”Portfolio RisksThe Investment Divisions involve the risk of poor investment performance. A discussion of the risks of allocating Cash Value to one or more of the Investment Divisions can be found in the corresponding Fund’s prospectus, which is available at https://dfinview.com/NewYorkLife/TAHD/cevulplus.Risk of TerminationThe Policy does not automatically terminate, even if the policyowner does not pay the Planned Premiums. Payment of these Premiums, however, does not guarantee the Policy will remain in force. Your Policy can lapse even if you pay all of the Planned Premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. Your Policy involves risks, including the potential risk of loss of the principal invested. Note that “termination” and “lapse” have the same meaning and effect throughout this Prospectus.A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions and charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. When determining the amount of your Planned Premium payments, you should consider funding your Policy at a level that has the potential to maximize the investment opportunities within your Policy and to minimize the risks associated with market fluctuations.Depending on the timing and degree of fluctuations in investment returns (and the charges we impose), the Cash Surrender Value will also fluctuate. A lower Cash Surrender Value, under certain circumstances, could result in the lapse of the Policy unless the policyowner makes additional Premium payments to keep the Policy in force. The Policy terminates only when and if the Cash Surrender Value is insufficient to pay the Monthly Deduction Charges deducted on each Monthly Deduction Day.If, on a Monthly Deduction Day, the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month, the Policy will go into pre-lapse status. The Policy will continue for a period of 62 days after that Monthly Deduction Day (the “Late Period”), even if all Planned Premiums have been paid. If we do not receive a Premium sufficient to take the Policy out of pre-lapse status before the end of the Late Period, the Policy will lapse and terminate, and no Cash Value or Life Insurance Proceeds will be payable.We will mail a notice to the policyowner at its last known address, and a copy to the last known assignee in our records, if applicable, at least 31 days before the end of the Late Period, requesting payment of the additional Premium amount necessary to keep the Policy in force. You should consider paying more Premium than requested when making this payment, given the potential impact of market fluctuations and performance-related risk on your Cash Value. During the Late Period, the Policy remains in force. If the Insured dies during the Late Period, we will pay the Life Insurance Proceeds. However, these proceeds will be reduced by the amount of any Policy Debt and the amount of any unpaid Monthly Deduction Charges from the beginning of the Late Period through the Policy Month in which the Insured dies.There will be no more benefits under the policy once it terminates. However, a policyowner can apply to reinstate the policy under certain circumstances. See “Termination and Reinstatement—Reinstatement Option.” If you reinstate the policy, you may not change the PCO upon reinstatement and the Cash Value Enhancement will not be reinstated.Risk of Termination from Policy LoansThe larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy Anniversary that you do not pay will become part of the Policy Debt and will also accrue interest. In addition, if the Policy Debt ever exceeds the Cash Value, we will send a notice to you at your last known address, and a copy to the last known assignee on our records. All insurance coverage will end 31 days after the date on which we mail that notice to you if the excess of the Policy Debt over the Cash Value is not paid within that 31-day period.A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable if the Investment Divisions earn less than the Loan Account crediting rate, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the potential effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Life Insurance Proceeds that might otherwise be paid.Unless your Policy is a modified endowment contract, Policy loans are not taxable. See “Federal Income Tax Considerations—Modified Endowment Contract Status.” If a Policy is a modified endowment contract, a loan may result in taxable income and tax penalties to you. In addition, if the Policy Debt plus Cash Surrender Value exceeds the Cumulative Premiums, a Policy surrender or lapse will generally result in a taxable event to you.Policy Charge Option RisksAs described above and in “Charges Associated with the Policy—Policy Charge Options (PCOs)” below, PCOs differ from each other by the level of Policy charges and current Fixed Account crediting rates that are deducted from/credited to your Policy's Cash Value in any given Policy Year and how long those differences will remain in effect. As a consequence, some PCOs will have significantly higher fees and lower Fixed Account crediting rates than others. As a consequence, depending on PCO selected, the compensation of your registered representative or broker-dealer will vary—with greater compensation being generated by PCOs with higher fees and lower Fixed Amount Crediting rates. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer with respect to the PCO, which may, in turn, affect the performance of your Policy. Your choice of a PCO should be based on your plans with respect to the amount and schedule of premiums paid, levels of risk tolerance (including whether you will allocate premiums to the Fixed Account), your time horizon, and whether a PCO's costs and benefits are consistent with the compensation received by your registered representative or broker-dealer and your desired level of Policy service. Please ask your registered representative to review your various options. You should review several illustrations with different PCOs and various rates of return before you purchase the Policy and select a PCO. For more information on the compensation of your registered representatives and broker-dealers, see "Distribution and Compensation Arrangements."Tax RisksThe section of this Prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the Policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to VUL insurance contracts in a manner that could result in you being treated as the owner of your Policy’s pro-rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the Policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in Policy benefits, the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) in general, the possibility that the Policy may not qualify as life insurance under the IRC after the Insured’s Attained Age becomes 100 and the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount. In addition, Congress may change the present federal income tax laws that apply to your Policy, or the IRS may change current interpretations thereof, which change may occur without notice, and could have retroactive effects, regardless of the date of enactment or publication, as the case may be.Potential for Increased ChargesWe have the right to increase the charges we deduct, including those connected with the PCOs, at any time up to the guaranteed maximum charges specified in the fee table. In addition, we may increase the amount we deduct to conform to changes in the law relating to federal and state premium tax charges that form part of the Premium Expense Charge. (See “Table of Fees and Expenses” and “Charges Associated with the Policy” for more information.)Potentially Harmful Transfer ActivityThis Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity. (See “Description of the Policy—Limits on Transfers” for more information.) Generally, we require that all transfer Requests be submitted through the U.S. Mail or an overnight carrier. However, we may permit, in certain limited circumstances, transfer Requests to be submitted by fax transmission. We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;●Increased administrative and Fund brokerage expenses; and/or●Dilution of the interests of long-term investors.An underlying Fund portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.)Insurance Company Risks; Risks Affecting our Administration of Your PolicyAn investment in CorpExec VUL Plus is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. NYLIAC has received the following ratings: A++ (Superior) from A.M Best, AAA (Exceptionally Strong) from Fitch, Aa1 (High Quality, with Minimal Risk) from Moody’s, and AA+ (Very Strong) from Standard and Poor’s. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or emailing us at NYLAMN_Service@newyorklife.com.NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Policy Payment Information
When Life Insurance Coverage BeginsInsurance coverage under the Policy will begin on the later of the Policy Date or the date we receive the first Planned Premium payment in Good Order.The Monthly Deduction Charges will begin on the first Monthly Deduction Day, which will be the monthly anniversary of the Policy Date.Changing the Face Amount of Your PolicyYou may increase or decrease the Face Amount of your Policy on or after the first Policy Anniversary, subject to the minimum Face Amount limitations and minimum Face Amount increase and decrease amounts shown in the Premium Information section of your Policy Data Pages. If you increase the Face Amount, you may be subject to increased Monthly Cost of Insurance rates which in no event will be higher than the Maximum Cost of Insurance Rates in your Policy Data Pages. The Face Amount of your Policy affects the Life Insurance Benefit to be paid. To increase the Face Amount of your Policy, you must send a Request. We may require a written application, signed by you and the Insured, and proof of insurability to increase the Face Amount. Any increase in Face Amount will be subject to our approval and the limits we set, including the Maximum Option 3 Amount listed in your Policy Data Pages. If we approve an increase, we will increase the Face Amount on the Monthly Deduction Day on or after the Business Day we approve the increase. Any increase in Face Amount that occurs automatically and without your Request is not subject to evidence of insurability.You should consider the following consequences when increasing the Face Amount of your Policy:●possible increased Monthly Cost of Insurance Charges;●an additional Monthly Per Thousand Face Amount Charge;●a new suicide and contestability period applicable only to the amount of the increase;●a change in the life insurance percentage applied to the entire Policy under Section 7702 of the IRC; and●a possible new seven-year testing period for modified endowment contract status.The minimum amount allowed for an increase in Face Amount is $1,000. We do not charge a fee for a Face Amount increase.In addition, on or after the first Policy Anniversary, you may Request a decrease in the Face Amount of your policy. A decrease in the Face Amount is effective on the Monthly Deduction Day on or after the Business Day we receive the policyowner’s Request for the decrease. You should consider the following possible consequences when decreasing the Face Amount of your Policy:●a change in the total Policy Monthly Cost of Insurance Charge;●a change in the Monthly Per Thousand Face Amount Charge;●possible force-outs of premium if premiums paid exceed the GPT; and●adverse tax consequences.The decrease will first be applied to reduce the most recent increase in Face Amount. It will then be applied to reduce other increases in the Face Amount and then to the initial Face Amount in the reverse order in which they took place. Decreases are subject to the minimum Face Amount specified in your Policy. The minimum amount allowed for a decrease in Face Amount is $1,000. We do not charge a fee for a Face Amount decrease.The policyowner may change the Face Amount while the Insured is living, but only if the Policy will continue to qualify as life insurance under IRC Section 7702 after the change is made. An increase or decrease in Face Amount will cause a corresponding change in the Target Premium.Life Insurance ProceedsWe will pay proceeds to your beneficiary when we receive satisfactory proof that the Insured died while the Policy is in effect. These proceeds will equal:     1) the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;plus 2) any additional death benefits available under any available riders, if elected;less 3) any Policy Debt; andless 4) any unpaid Monthly Deduction Charges.We will pay interest on these proceeds from the date the Insured died until the date we pay the proceeds. Interest will accrue at the rate we set each year. It will not be less than that required by law. See “Policy Payment Information—Life Insurance Benefit Options” for more information. We will generally pay a higher rate of interest beginning 31 calendar days from the latest of:a.the date that we receive due proof of the Insured’s death in Good Order;b.the date that we receive sufficient information to determine our liability, the extent of that liability, and the appropriate payee legally entitled to the Life Insurance Proceeds; andc.the date that legal impediments to payment of Life Insurance Proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include, but are not limited to, the establishment of guardianships and conservatorships, the appointment and qualification of trustees, executors and administrators, and the submission of important information required to satisfy state and federal reporting requirements.See your Policy and “State Variations” for more information.Beginning on the Policy Anniversary on which the Insured’s Attained Age is 100, the Face Amount, as shown on the Policy Data Pages, will no longer apply. Instead, the Life Insurance Benefit under the Policy will equal the Cash Value. We will reduce the amount of the Life Insurance Benefit proceeds by any Policy Debt. Also, no further monthly deductions will be made for the Monthly Cost of Insurance Charge and Per Thousand Face Amount Charge. For more information about your Policy as of the Policy Anniversary when the Insured’s Attained Age is 100, see “Description of the Policy—Attained Age 100 Policy Anniversary.” The federal income tax treatment of a life insurance policy is uncertain after the Insured’s Attained Age is 100. See “Federal Income Tax Considerations.”Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the date the Insured’s Attained Age is 100 or the date the Life Insurance Benefit is due and payable. For example, if the payment of a Life Insurance Benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the Life Insurance Benefit, or the beneficiary does not come forward to claim the Life Insurance Benefit in a timely manner, the Life Insurance Benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Insured last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay the Life Insurance Benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designation, including addresses, if and as they change. Please contact us at 1(888) 695-4748 or send a Notice to our Service Office (or any other address we indicate to you in writing) to make such changes.PayeesThe beneficiary is the person(s) or entity(ies) you have specified in our records to receive the Life Insurance Proceeds from your Policy. You have certain options regarding the Policy’s beneficiary:●You name the beneficiary when you apply for the Policy. The beneficiary will receive the Life Insurance Proceeds after the Insured dies.●You may elect to have different classes of Beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class.●To change a revocable beneficiary while the Insured is living, you must send a Request. Generally, the change will take effect as of the date the Request is signed, unless otherwise specified by the policyowner and subject to any payments we made or actions we have already taken.●If no beneficiary is living when the Insured dies, we will pay the Life Insurance Proceeds to you (the policyowner) or if you are deceased, to your estate or your successor in interest, unless we have other instructions from you to do otherwise.You may name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or there are some payments which still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.How We Will Pay Life Insurance ProceedsWe will pay the Life Insurance Proceeds in a lump sum unless the beneficiary chooses otherwise (See “Policy Payment Information—When We Pay Policy Proceeds” for information about your payment options). After the death of the Insured, if the beneficiary chooses a lump sum payment, we will pay the beneficiary a single check for the amount of the Life Insurance Proceeds. Any Life Insurance Proceeds paid in one sum will bear interest compounded each year from the date we receive due proof in Good Order that the Insured died while the Policy is in effect to the date of payment. We set the interest rate each year. This rate will be at least 3% per year and not less than that required by law.When We Pay Policy ProceedsIf the Policy is still in effect, we will pay any Cash Surrender Value or, if applicable, Alternative Cash Surrender Value, partial surrenders, loan proceeds, or the Life Insurance Proceeds generally within seven days after we receive all of the necessary requirements at our Service Office in Good Order.Under the following situations, payment of proceeds may be delayed:●We may delay payment of any loan proceeds attributable to the Separate Account, any partial surrenders from the Separate Account, the Cash Surrender Value, the Alternative Cash Surrender Value, or the Life Insurance Proceeds during any period that:(1)we are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or(2)the SEC, by order, permits us to delay payment in order to protect our policyowners.●We may delay payment of any portion of any loan, CVE, or surrender Request, including Requests for partial surrenders, from the Fixed Account for up to six months from the date we receive your Request.●We may delay payment of the entire Life Insurance Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation, we will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.●Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply to a particular policy(ies), we would not be allowed to pay any Request for transfers, partial surrenders, surrenders, loans, or Life Insurance Proceeds. If a policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.●If you have submitted a recent check or draft, we have the right to defer payment of any surrenders, loans, Life Insurance Proceeds, or amounts due pursuant to the free look provision until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.We will pay interest on Life Insurance Proceeds from the date the Insured died until the date we pay the proceeds. Under certain circumstances, we may pay additional interest, as described in “Policy Payment Information—Life Insurance Proceeds.” We set the interest rate each year. It will not be less than that required by law.Life Insurance Benefit OptionsUnder your Policy, the Life Insurance Benefit depends on the Life Insurance Benefit Option you choose. Your Policy offers three optionsOption 1—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy, or (b) a percentage of the sum of the Alternative Cash Surrender Value plus any Policy Debt necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.Option 2—The Life Insurance Benefit under this option is equal to the greater of (a) the sum of the Face Amount of the Policy plus the Alternative Cash Surrender Value plus any Policy Debt, or (b) a percentage of the sum of the Alternative Cash Surrender Value plus any Policy Debt necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.Option 3—The Life Insurance Benefit under this option is equal to the greater of (a) the sum of the Face Amount of the Policy plus any Adjusted Cumulative Premiums up to, but not exceeding, the Maximum Option 3 Amount listed on the Policy Data Pages, or (b) a percentage of the sum of the Alternative Cash Surrender Value plus any Policy Debt necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.The Cash Value and, if applicable, the Alternative Cash Surrender Value will fluctuate due to the performance results of the Investment Divisions you choose. We subtract any Policy Debt and any Monthly Deduction Charges incurred but not yet deducted, and then credit any applicable interest on the balance. We pay interest on the Life Insurance Proceeds from the date of death to the date the Life Insurance Proceeds are paid. We set the interest rate each year. It will not be less than that required by law.Under IRC Section 7702, a policy may be treated as life insurance for federal tax purposes if, at all times, it meets either the GPT or the CVAT. Under any of the Life Insurance Benefit Options, the Life Insurance Benefit cannot be less than the policy’s Alternative Cash Surrender Value plus Policy Debt, times a percentage determined from the appropriate IRC Section 7702 qualification test. You must choose either the GPT or CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Life Insurance Benefit will vary depending on which test is used. You can find the table that contains the percentages for the applicable test in the Policy Data Pages.The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into a policy. The corridor requires that the Life Insurance Benefit be at least a certain percentage (varying each year by the Insured’s Attained Age) of the Alternative Cash Surrender Value plus Policy Debt. The CVAT does not have a premium limit, but does have a corridor that requires that the Life Insurance Benefit be at least a certain percentage (varying based on Attained Age, gender, and risk class of the Insured) of the Alternative Cash Surrender Value plus Policy Debt.The corridor under the CVAT is different than the corridor under the GPT. Specifically, because the percentages used for GPT corridor are lower than under the CVAT, a GPT corridor policy must attain a higher level of Alternative Cash Surrender Value plus Policy Debt before the relevant IRC table will result in an automatic Life Insurance Benefit increase. Any such automatic increase in the Life Insurance Benefit may result in additional Cost of Insurance charges. Therefore, a CVAT policy is more likely to incur such additional charges than a GPT policy.In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more Premiums to be contributed to a policy, but may require the policy to have a higher Life Insurance Benefit. (See below for examples of the impact of these tests on sample Life Insurance Benefit Options.)Assuming your Life Insurance Benefit does not increase to meet the requirements of IRC Section 7702, and assuming the same Face Amount and premium payments under these options:●If you choose Option 1, your Life Insurance Benefit will not vary in amount, and generally you will have lower total Policy cost of insurance charges and lower Life Insurance Proceeds than under Options 2 or 3.●If you choose Option 2, your Life Insurance Benefit will vary with your Policy’s Cash Value and you will generally have higher total Policy cost of insurance charges and higher Life Insurance Proceeds than under Option 1. While this option may allow you to accumulate Cash Value, the Life Insurance Benefit will be subject to an investment risk.●If you choose Option 3, your Life Insurance Benefit will vary with your Policy’s Adjusted Cumulative Premium and you will generally have higher total Policy cost of insurance charges and higher Life Insurance Proceeds than under Option 1. While this option does not subject you to the investment risk that could result from electing Option 2, it may not provide you with the potential to maximize investment opportunities.The Life Insurance Benefit Option you choose will affect your Policy’s Target Premium via its constituent Face Amount (See “Distribution and Compensation Arrangements” for more information). As Target Premiums, in turn, affect the amount of compensation received by your registered representative, they have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.There is no minimum Life Insurance Proceeds guarantee associated with the Policy.Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Proceeds may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy to ensure that such benefit may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—IRC Section 101(j)—Impact on Employer-Owned Policies” for more information.Effect of Investment Performance on the Life Insurance BenefitPositive investment experience in the Investment Divisions may result in a Life Insurance Benefit that will be greater than the Face Amount, but negative investment experience will never result in a Life Insurance Benefit that will be less than the Face Amount, so long as the Policy remains in force.Example 1: The following example shows how the Life Insurance Benefit varies as a result of investment performance on a Policy, assuming that Life Insurance Benefit Option 1 and the GPT table have been selected and that the Insured is a male with a Non smoker underwriting class, and assuming that the age at death is 45:
	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from GPT table	215%	215%
(4) Alternative Cash Surrender Value plus Policy Debt multiplied by Percentage from GPT table	$107,500	$86,000
(5) Life Insurance Benefit = Greater of (1) and (4)	$107,500	$100,000
Example 2: The following example shows how the Life Insurance Benefit varies as a result of investment performance on a policy, assuming that Life Insurance Benefit Option 1 and the CVAT table have been selected and that the Insured is a male with a Nonsmoker underwriting class, and assuming that the age at death is 45:
	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from CVAT table	380%	380%
(4) Alternative Cash Surrender Value multiplied by Percentage from CVAT table	$190,000	$152,000
(5) Death Benefit = Greater of (1) and (4)	$190,000	$152,000
Changing Your Life Insurance Benefit OptionOn or after the first Policy Anniversary, you may change the Life Insurance Benefit Option while the Insured is alive. However, Life Insurance Benefit Option changes to Option 3 will not be allowed while the Insured is alive. We reserve the right to limit the number of changes to the Life Insurance Benefit Option. A Request for a change to the Life Insurance Benefit Option will be subject to our approval and the limits we set. We may require a written application signed by the policyowner and the Insured, and proof of insurability. Any change will take effect on the Monthly Deduction Day on or after the date we approve the policyowner’s Request. Any change will be subject to our approval and the limits we set. The Face Amount of the Policy after a change in option will be an amount that results in the Life Insurance Benefit after the change being equal to the Life Insurance Benefit before the change.
Changes from Option 1 to Option 2	Changes from Option 2 to Option 1
If you change from Option 1 to Option 2, the Face Amount of the Policy will be decreased by the sum of the Alternative Cash Surrender Value plus Policy Debt.	If you change from Option 2 to Option 1, the Face Amount of the Policy will be increased by the Alternative Cash Surrender Value plus Policy Debt.
Changes from Option 3 to Option 1	Changes from Option 3 to Option 2
If you change from Option 3 to Option 1, the Face Amount of the Policy will increase by the Cumulative Premiums.	If you change from Option 3 to Option 2, the Face Amount of the Policy will increase by the difference between the ACSV plus Policy Debt and the Cumulative Premiums.
Changes to Option 3 are prohibited.
To change your Life Insurance Benefit Option, you must submit a Request. Changing your Life Insurance Benefit Option may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit.Additional Policy Provisions
Change of OwnershipA successor policyowner may be named in the application, in a form we provide, or be designated in a Request. The successor policyowner will become the new policyowner when the original policyowner dies, if the original policyowner dies before the Insured. If no successor policyowner survives the original policyowner and the original policyowner dies (or ceases to exist) before the Insured, the original policyowner’s estate (or successor in interest) becomes the new policyowner.The policyowner may also change the policyowner by sending a Request. When this change takes effect, all rights of ownership in the Policy will pass to the new policyowner.When we record a change of policyowner or successor policyowner, these changes will take effect as of the date of the policyowner’s Notice, unless otherwise specified by the policyowner. This is subject to any payments we made or action we took before recording these changes. We may require that these changes be endorsed in the Policy. Changing the policyowner or naming a new successor policyowner cancels any prior choice of policyowner or successor policyowner, respectively, but does not change the beneficiary. The ACSV is generally not available if (i) the Policy is assigned, including an assignment made as part of an exchange under Section 1035 of the IRC, or (ii) there is a change of Policy ownership, unless the new owner is: (i) your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed due to a merger or acquisition; or (ii) a trust you established for the purpose of providing employee benefits.Limits On Our Rights To Challenge Your PolicyGenerally, we must bring any legal action contesting the validity of your Policy within two years of the Issue Date. After that, we cannot contest its validity, except for failure to pay premiums, unless the Insured died within that two-year period, or for cases of fraud in the procurement of your Policy, but only when permitted in the state where your Policy was delivered. However, for any increase(s) in Face Amount, this two-year period begins on the effective date of the increase. We may contest the payment of that amount only on the basis of those statements made in the application for such increase in Face Amount. If the Life Insurance Benefit is increased due to an Unplanned Premium payment, a two-year contestable period for that increase, based on any statements made in the application for that increase, will begin on the effective date of that payment. However, our right to contest the Policy will not apply to an increase in Face Amount that is due simply to a change in the Life Insurance Benefit Option. If the Policy ends and is reinstated, we will not contest the Policy after it has been in effect during the lifetime of the Insured for two years from the date of reinstatement, unless the original contestable period has not expired as of that date.SuicideIf the death of the Insured is a result of suicide within two years of the Issue Date, and while the Policy is in force, we will pay limited Life Insurance Proceeds in one sum to the beneficiary. The limited Life Insurance Proceeds are the total amount of premiums, less any Policy Debt and/or any partial surrender benefits paid. If a suicide occurs within two years of the effective date of a Face Amount increase or the Life Insurance Benefit is increased due to an Unplanned Premium payment, we will only pay the Monthly Cost of Insurance Charges we deducted from Cash Value for that increase or payment in addition to the limited Life Insurance Proceeds, but not the amount of the Face Amount increase. No new suicide provision will apply if the Face Amount increase was due solely to a change in the Life Insurance Benefit Option. If the Policy has been reinstated, suicide within two years of the date of reinstatement is not covered by the Policy unless the original suicide period has not expired as of the effective date of the reinstatement.Misstatement of Age or GenderIf the Policy application misstates the Insured’s age or gender, we will adjust the Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value, the Life Insurance Benefit, and the benefits under any attached riders to reflect the correct age and gender as of the original Issue Date. We will adjust the Life Insurance Proceeds provided by your Policy based on the most recent mortality charge for the correct date of birth and/or gender. If that correction would cause a reduction in the Policy’s Cash Value, the Cash Value will remain unchanged. If that correction would cause an increase in the Cash Value, the Cash Value will be recalculated from the Issue Date using the mortality charge based on the correct age and/or gender.AssignmentWhile the Insured is living, you may assign a Policy as collateral for a loan or other obligation. In order for this assignment to be binding on us, we must receive a Request for the assignment at our Service Office. We are not responsible for the validity of any assignment. If your Policy is a modified endowment contract, assigning your Policy may result in taxable income and tax penalties to you. (See “Federal Income Tax Considerations” for more information.) The Alternative Cash Surrender Value and Cash Value Enhancement are generally not available if you assign your Policy. (See “State Variations” and your Policy for more information about assignments.)
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changing Your Life Insurance Benefit OptionOn or after the first Policy Anniversary, you may change the Life Insurance Benefit Option while the Insured is alive. However, Life Insurance Benefit Option changes to Option 3 will not be allowed while the Insured is alive. We reserve the right to limit the number of changes to the Life Insurance Benefit Option. A Request for a change to the Life Insurance Benefit Option will be subject to our approval and the limits we set. We may require a written application signed by the policyowner and the Insured, and proof of insurability. Any change will take effect on the Monthly Deduction Day on or after the date we approve the policyowner’s Request. Any change will be subject to our approval and the limits we set. The Face Amount of the Policy after a change in option will be an amount that results in the Life Insurance Benefit after the change being equal to the Life Insurance Benefit before the change.
Changes from Option 1 to Option 2	Changes from Option 2 to Option 1
If you change from Option 1 to Option 2, the Face Amount of the Policy will be decreased by the sum of the Alternative Cash Surrender Value plus Policy Debt.	If you change from Option 2 to Option 1, the Face Amount of the Policy will be increased by the Alternative Cash Surrender Value plus Policy Debt.
Changes from Option 3 to Option 1	Changes from Option 3 to Option 2
If you change from Option 3 to Option 1, the Face Amount of the Policy will increase by the Cumulative Premiums.	If you change from Option 3 to Option 2, the Face Amount of the Policy will increase by the difference between the ACSV plus Policy Debt and the Cumulative Premiums.
Changes to Option 3 are prohibited.
To change your Life Insurance Benefit Option, you must submit a Request. Changing your Life Insurance Benefit Option may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit.
Charges and Contract Values, Note (N-6) [Text Block]	Assuming your Life Insurance Benefit does not increase to meet the requirements of IRC Section 7702, and assuming the same Face Amount and premium payments under these options:●If you choose Option 1, your Life Insurance Benefit will not vary in amount, and generally you will have lower total Policy cost of insurance charges and lower Life Insurance Proceeds than under Options 2 or 3.●If you choose Option 2, your Life Insurance Benefit will vary with your Policy’s Cash Value and you will generally have higher total Policy cost of insurance charges and higher Life Insurance Proceeds than under Option 1. While this option may allow you to accumulate Cash Value, the Life Insurance Benefit will be subject to an investment risk.●If you choose Option 3, your Life Insurance Benefit will vary with your Policy’s Adjusted Cumulative Premium and you will generally have higher total Policy cost of insurance charges and higher Life Insurance Proceeds than under Option 1. While this option does not subject you to the investment risk that could result from electing Option 2, it may not provide you with the potential to maximize investment opportunities.The Life Insurance Benefit Option you choose will affect your Policy’s Target Premium via its constituent Face Amount (See “Distribution and Compensation Arrangements” for more information). As Target Premiums, in turn, affect the amount of compensation received by your registered representative, they have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
Item 11. Other Benefits Available (N-6) [Text Block]	Additional Benefits Through Options Available at No Additional Charge
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging (DCA)
DCA is a systematic method
of investing that allows you
to purchase shares of the
Investment Divisions at
regular intervals in fixed
dollar amounts so that the
cost of your shares is
averaged over time and over
various market cycles. There
is no charge for electing
DCA.
Optional
To set up DCA, in addition to
sending a completed DCA
form to our Service Office in
Good Order, you must
specify:
•the dollar amount you want
to have transferred
(minimum transfer $100);
•the Investment Division
from which you want to
transfer money;
•the Investment Division(s)
and/or Fixed Account to
which you want to transfer
money;
•the date on which you want
the transfers to be made,
within limits; and
•how often you would like
the transfers made, either
monthly, quarterly,
semi-annually, or annually.
You may not make DCA
transfers from the Fixed
Account, but you may
make DCA transfers into
the Fixed Account, subject
to any limits specified in
the section, “Description of
the Policy—Investment
Divisions and the Fixed
Account—Transfers Among

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

Investment Divisions and
the Fixed Account.”
You may elect this option if
your Cash Value is $2,500
or more. We will suspend
this option automatically if
the Cash Value is less than
$2,000 on a transfer date.
Once the Cash Value
equals or exceeds $2,000,
the DCA transfers will
resume automatically as
last requested.
You cannot elect Automatic
Asset Reallocation if you
have chosen DCA.
However, you have the
option of alternating
between these two Policy
options.

Automatic Asset Reallocation (AAR)
If you choose this option, we
will reallocate your assets
automatically on a schedule
you select among the
Investment Divisions to
maintain a predetermined
percentage invested in the
Investment Division(s) you
have selected. For example,
you could specify that 50% of
the amount you have in the
Investment Divisions of the
Separate Account be
allocated to one Investment
Division, while the other 50%
be allocated to another
Investment Division. Over
time, however, performance
variations in each of these
Investment Divisions would
cause this balance to shift.
There is no charge for
electing AAR.
Optional
•Values in the Fixed
Account are excluded from
AAR.
•Your AAR will be cancelled
if a premium allocation
change or Investment
Division transfer is
submitted on your behalf
and the AAR is not also
modified at the time to be
consistent with your
Investment Division
transfer and premium
allocation changes.
•You may elect this option if
your Cash Value in your
Separate Account is
$2,500 or more. We will
suspend this option
automatically if your Cash
Value in the Separate
Account is less than
$2,000 on a reallocation
date. Once your Cash
Value in the Separate
Account equals or exceeds
this amount, AAR will
resume automatically as
scheduled.
•You cannot elect AAR if
you have chosen DCA.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
However, you have the option of alternating between these two Policy options.
Loans
You may borrow any amount
up to the Loan Value of the
Policy. The value in the Loan
Account will never be less
than (a + b) – c, where: a =
the amount in the Loan
Account on the prior Policy
Anniversary; b = the amount
of any loan taken since the
prior Policy Anniversary; and
c = any loan amount repaid
since the prior Policy
Anniversary.
Optional
•Loan requests are subject
to the Minimum
Redemption amount of
$500 per Investment
Division.
•When you take a loan
against your Policy, the
loaned amount that we
hold in the Loan Account is
charged an Effective
Annual Loan Interest Rate
of 5.00%. The maximum
loan interest rate that we
will charge is 8.00%.
•When you take a loan
against your Policy, the
loaned amount that we
hold in the Loan Account
may also earn interest.
These rates may be
different from those we
charge you for loan
interest. They are not
guaranteed, and we can
change them at any time
subject to the minimums
described above.
(See “Charges Associated
with the Policy—Loan
Charges”; “Loans”,
“Loans—Interest Credited
on the Cash Value Held as
Collateral for a Policy
Loan”; and “Table of Fees
and Expenses—Periodic
Charges Other than Annual
Fund Expenses—Loan
Interest” for more
information.)

Dollar Cost Averaging (DCA)Dollar Cost Averaging is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. To set up Dollar Cost Averaging, you must send a completed Dollar Cost Averaging form to our Service Office in Good Order. There is no charge for electing Dollar Cost Averaging.The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets.We do not count Dollar Cost Averaging transfers against any limitations we may impose on the number of free transfers. We will make all Dollar Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You may specify any day of the month other than the 29th, 30th, or 31st of a month. We will not process a Dollar Cost Averaging transfer unless we have received a Request. We must receive this Request at least five Business Days before the date Dollar Cost Averaging transfers are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, we must receive a Request. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two Policy features.Automatic Asset Reallocation (AAR)As noted above, if you choose this option, we will reallocate your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Division would cause this balance to shift. With AAR, we will reallocate the amount you have in the Separate Account among the Investment Divisions you have selected so that they are invested in the percentages you specify.We will make AAR transfers either quarterly, semi-annually, or annually (but not monthly), based on your Policy Anniversary. If your Policy Anniversary is on the 29th, 30th, or 31st of a month, the reallocation transfer will occur on the 28th of the month. AAR transfers may be canceled subject to the terms outlined in the Table above. To process AAR transfers, or to cancel or modify an existing AAR, you must send a Request. NYLIAC must receive your Request no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.There is no minimum amount which you must allocate among the Investment Divisions under this option. We do not count AAR transfers against any limitations we may impose on the number of free transfers.Attained Age 100 Policy AnniversaryBeginning on the Policy Anniversary on which the Insured’s Attained Age is 100, the Life Insurance Benefit will equal the Cash Value for all subsequent years, but the following limitations will apply:(a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your Policy from lapsing, and no further deductions for Monthly Cost of Insurance or Monthly Per Thousand Face Amount charges will be made from the Cash Value. We will continue to deduct all other Monthly Deduction Charges.(b)The amount in the Fixed Account will continue to accumulate interest.(c)You may Request new Policy loans and loan interest will continue to accrue on any new and existing loans at the Effective Annual Loan Interest Rate. However, if the amount of the Policy Debt is greater than the Cash Surrender Value of your Policy, your Policy could lapse.(d)Partial surrenders and loan repayments will continue to be allowed.(e)Changes to the Life Insurance Benefit Option will not be allowed.(f)The Policy may be surrendered for its proceeds by submitting a Notice to us.(g)Any riders attached to your Policy will end, unless stated otherwise in the rider.(h)Any assets in the Separate Account will continue to participate in the investment experience of the Investment Divisions.(i)Transfers among the Investment Allocation Options will continue to be allowed, subject to the limitations described in this prospectus. Please refer to “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account” for more information on these limitations.Your Policy may not qualify as life insurance after the Insured’s Attained Age 100 under federal tax law and may be subject to adverse tax consequences. Please consult your tax advisor before choosing to continue the Policy or take a Policy loan after Attained Age 100.If your Policy is still in effect when the Insured dies, we will pay the Life Insurance Proceeds to the beneficiary.Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you may exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the IRC. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your existing Policy and you will have to pay sales expense charges on the new policy. (See “Charges Associated with the Policy—Deductions from Premium Payments—Premium Expense Charge” for more information.) Also, some charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange one policy for another unless you determine, after knowing all of the facts, that the exchange is in your best interest.Because the final surrender value of your existing Policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be affected by increases or decreases in Policy values that result from market fluctuations during the period between submission of the exchange Request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange Request. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.24 Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your Policy, if you decide that you do not want to own your CorpExec VUL Plus Policy, you may exchange it for a policy on the life of the Insured without evidence of insurability.The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of the existing Policy. The new policy will have a face amount equal to the initial Face Amount of your existing Policy. It will be based on the same Policy Date, Insured’s class of risk, gender, and Issue Age, but will not offer variable Investment Allocation Options, such as Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date.To exchange your Policy:●your Policy must be in effect on the date of the exchange;●you must repay any Policy Debt;●you must send a Request to our Service Office; and●if necessary, we will require you to make any adjustment between the premiums and Cash Values of the existing Policy and the new policy.You will have to pay any premium or sales expense charges imposed by the new policy.The date of exchange will be the date we receive your Policy, along with a signed application for an exchange, and deem all requirements in Good Order.When you exchange your Policy, all riders, if any, and benefits for that Policy will end, unless otherwise required by law or we agree otherwise. Requests received after 4:00 p.m. (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.Policy values may increase or decrease due to market fluctuations during the period between submission of the exchange Request and the issuance of the new policy, which could affect the Cash Value applied to your new policy.Loans
You may borrow any amount up to the Loan Value of the Policy, subject to the Minimum Redemption amount of $500 per Investment Division. The value in the Loan Account will never be less than (a + b) – c, where:a = the amount in the Loan Account on the prior Policy Anniversary;b = the amount of any loan taken since the prior Policy Anniversary; andc = any loan amount repaid since the prior Policy Anniversary.The effective date of the loan is the Business Day we receive your loan Request, if we receive it before the close of regular trading on the NYSE, generally 4 P.M. EST. Requests received after the NYSE closes are effective the next Business Day.Generally, we will disburse your loan in one lump sum within seven days after we receive all necessary documentation and information in Good Order. However, we may delay payment under certain circumstances. (See “Policy Payment Information—When We Pay Policy Proceeds” for more information.)Your Policy as Collateral for a LoanYour Policy will be used as collateral to secure your loan. Any amount that secures a loan remains part of your Policy’s Cash Value but is transferred to the Loan Account. We credit any amount that secures a loan (the loaned amount) with an interest rate that we expect to be different from the interest rate we credit on the Fixed Account.The Loan Account secures any Policy Debt and is part of our General Account. When you Request a loan or when outstanding interest is added to and or becomes part of a loan (Policy Debt), a transfer of funds will be made from the Investment Allocation Options to the Loan Account so that the Cash Value in the Loan Account is at least 100% of the requested loan plus any existing Policy Debt. When you request a loan, you may specify the Investment Allocation Options from which the transfer should occur. If you do not specify the source, the transfer amount will be deducted pro-rata from the Investment Allocation Options.If the requested loan exceeds the amount invested in the specified Investment Allocation Options, the balance will be transferred pro-rata from your assets in the remaining Investment Allocation Options you have.Transfers from Investment Allocation Options to the Loan Account are subject to the Minimum Redemption amount of $500 per Investment Division. See “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account.”)On each Policy Anniversary:(a) if the Policy Debt exceeds the amount in the Loan Account, the excess amount will be transferred from the Investment Allocation Options to the Loan Account.(b) if the amount in the Loan Account exceeds the Policy Debt, the excess will be transferred from the Loan Account to the Investment Allocation Options in accordance with the instructions we have on file.Loan InterestWe currently charge an Effective Annual Loan Interest rate of 5.00%, payable in arrears. Loan interest accrues each day. Any loan interest that you do not pay as of the Policy Anniversary will become part of the loan, and will also accrue interest. An amount may need to be transferred to the Loan Account to cover this increased loan amount.Interest Credited on the Cash Value Held as Collateral for a Policy LoanWhen you take a loan against your Policy, the loaned amount that we hold in the Loan Account may earn interest at a different rate from the Effective Annual Loan Interest Rate. The rate on the Loan Account may also be different from the rate we credit on amounts in the Fixed Account. We guarantee that the rate we credit on the Loan Account will never be less than the greater of (1) the Effective Annual Loan Interest Rate, less 2.00%; or (2) the GMIR we credit to the Fixed Account. The interest earned on the Loan Account accrues daily and is credited to the Fixed Account daily.Loan RepaymentYou may repay all or part of a Policy loan at any time while your Policy is in effect. A payment we receive from you while you have a loan outstanding will only be credited as a loan repayment if designated as such. When a loan repayment is received, we will first use the money to cancel all or part of any Policy Debt which was originally taken from the Fixed Account. Any remaining portion of the loan payment will be allocated to the Investment Divisions according to your premium allocation in effect on the date of your loan repayment, unless you indicate otherwise, and we agree. If there is no money allocated to the Investment Divisions on the date of your loan repayment, the entire remaining loan repayment amount will be allocated to the Fixed Account. Loan payments must be sent to NYLIAC at our Service Office. If we receive your loan repayment after the NYSE is closed for trading, or on a day the NYSE is not open for trading, we deem the day we receive your Request to be the next Business Day.Excess Loan ConditionIf the Policy Debt is greater than the Cash Value, we will mail a notice to you at your last known address. We will also send a copy of the notice to the last known assignee, if any, on our records. If you do not pay the excess of the Policy Debt over the Cash Value within 31 days after the day we mail you this notice, we will terminate your Policy. This could result in a taxable gain and penalty tax to you. (See "Termination and Reinstatement—Reinstatement Option.”)The Effect of a Policy LoanA loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because amounts borrowed are removed from your Investment Divisions (which receive investment performance) and placed in the Loan Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate credited to the Loan Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest credited to the Loan Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the Policy Debt will reduce the Cash Surrender Value or Life Insurance Proceeds that might otherwise be payable.In addition, to the extent that a loan is not paid and the accrued interest is added to the Policy Debt, that interest becomes unpaid capitalized loan interest. Unpaid capitalized loan interest generally will be treated as a new loan under the IRC. If the Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you. In addition, for all policies, if the loans taken, including unpaid loan interest, exceed the Cumulative Premiums, Policy surrender or Policy lapse will result in a taxable gain to you. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the Loan Account. (See “Federal Income Tax Considerations” for more information.)
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Eligible Portfolios Available Under the PolicyThe following is a list of Eligible Portfolios available under the Policy as of the date of this Prospectus. Generally, you may allocate your Net Premiums or Cash Value among up to 20 of the Eligible Portfolios at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Investment Divisions and the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/cevulplus. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.68%	11.34%	13.96%	11.86%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.55%	6.83%	(0.63%)	1.96%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Dimensional Fund Advisors L.P. (“DFA”)	0.54%	13.75%	12.39%	12.68%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	5.13%	5.43%	5.01%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class Adviser: New York Life Investments	1.01%	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	6.87%	4.44%	6.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.57%	8.44%	0.10%	1.38%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Schroder Investment Management North America Inc.	0.83%	7.27%	5.05%	7.39%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP	0.75%	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.65%	13.13%	12.04%	16.17%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.60%	10.47%	11.42%	10.57%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	4.80%	(0.44%)	11.26%
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	0.97%	5.91%	(4.93%)	8.83%
Asset Allocation	American Funds® IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.51%	17.42%	6.37%	7.96%
Asset Allocation	American Funds® IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.29%	16.16%	9.24%	10.05%
Investment Grade Bond	American Funds® IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.22%	7.40%	0.10%	2.61%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	9.55%	(2.27%)	1.47%
International/Global Equity	American Funds® IS EUPAC Fund™ (formerly American Funds® IS International Fund)–Class 1 Adviser: CRMC	0.47%	27.04%	3.66%	7.26%
International/Global Equity	American Funds® IS Global Growth Fund–Class 1 Adviser: CRMC	0.40%	21.98%	8.51%	12.46%
Large Cap Equity	American Funds® IS Growth Fund–Class 1 Adviser: CRMC	0.33%	20.54%	13.66%	18.26%
Large Cap Equity	American Funds® IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	18.37%	14.19%	14.20%
International/Global Equity	American Funds® IS New World Fund®–Class 1 Adviser: CRMC	0.57%	28.60%	5.59%	9.53%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1 Adviser: CRMC	0.65%	14.89%	0.73%	7.50%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.25%	8.01%	0.01%	1.95%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund–Class 1 Adviser: CRMC	0.25%	17.50%	14.17%	12.65%
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Sub-Advisers: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.54%	9.19%	4.79%	6.31%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Advisers: NIMNA and Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.81%	9.23%	(0.17%)	9.38%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Sub-Adviser: Threadneedle International Limited	0.67%	26.06%	14.06%	12.15%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.52%	9.06%	(0.43%)	2.77%
Small/Mid Cap Equity	Columbia Variable Portfolio–Small Company Growth Fund–Class 1 Adviser: Columbia	0.87%	21.69%	3.59%	15.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	7.21%	4.28%	5.85%
Investment Grade Bond	Dimensional VA Global Bond Portfolio Adviser: DFA / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	4.35%	1.38%	1.81%
Asset Allocation	Dimensional VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.68%	8.42%	8.65%
International/Global Equity	Dimensional VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.39%	36.99%	8.89%	8.68%
International/Global Equity	Dimensional VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.27%	45.64%	15.85%	10.46%
Large Cap Equity	Dimensional VA U.S. Large Value Portfolio Adviser: DFA	0.21%	15.83%	11.97%	10.51%
Small/Mid Cap Equity	Dimensional VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	8.95%	13.60%	11.00%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Dimensional VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	7.55%	1.05%	3.12%
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.93%	10.50%	5.29%	4.89%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.41%	15.25%	9.52%	11.13%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	6.98%	(0.57%)	N/A
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.87%	41.20%	5.88%	10.93%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.12%	12.32%	8.02%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.73%	5.33%	6.06%	5.44%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.46%	14.59%	5.52%	8.02%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.53%	16.69%	7.55%	10.00%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	11.09%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.79%	9.43%	11.08%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.61%	13.80%	9.32%	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.85%	9.43%	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.86%	9.43%	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.25%	4.13%	3.10%	2.03%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Large Cap Equity	Fidelity® VIP Growth Portfolio—Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.55%	14.92%	13.70%	17.45%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class+ Adviser: FMR / Sub-Adviser: Geode	0.09%	17.78%	14.31%	14.70%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class** Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	3.10%	4.23%	3.87%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	8.85%	3.07%	4.66%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	23.86%	16.83%	23.76%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.11%	17.11%	13.14%	N/A
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“FAV”)	0.70%	N/A	N/A	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%	38.48%	11.08%	8.23%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.62%	7.09%	(0.11%)	2.99%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares** Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
Investment Grade Bond	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I Adviser: Lord, Abbett & Co. LLC	0.47%	N/A	N/A	N/A
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Standard Class II Adviser: ACIM	0.47%	1.82%	1.47%	1.98%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Standard Class II Adviser: ACIM	0.86%	8.73%	7.29%	8.03%
Large Cap Equity	LVIP American Century Value Fund–Standard Class II Adviser: ACIM	0.71%	9.48%	8.59%	8.18%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Standard Class* Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: BAMCO, Inc.	0.90%	5.71%	8.23%	9.68%
Large Cap Equity	LVIP BlackRock Equity Dividend Fund–Standard Class Adviser: LFIC / Sub-Adviser: BlackRock Investment Management, LLC	0.66%	7.18%	5.69%	7.18%
Large Cap Equity	LVIP ClearBridge Appreciation Fund–Standard Class (formerly ClearBridge Variable Appreciation Portfolio–Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.70%	14.50%	12.72%	13.34%
Large Cap Equity	LVIP ClearBridge Large Cap Growth Fund–Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio–Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.74%	8.62%	10.57%	N/A
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.46%	8.90%	3.36%	2.82%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	3.76%	4.48%	4.69%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	LVIP JPMorgan Short Duration Bond Fund–Standard Class Adviser: LFIC / Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)	0.47%	4.30%	1.70%	1.89%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.74%	4.70%	3.48%	4.20%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.50%	6.80%	0.75%	N/A
International/Global Equity	LVIP SSgA International Index Fund - Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.38%	3.22%	4.49%	4.98%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	13.59%	5.72%	8.91%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.90%	3.53%	1.32%	5.01%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.78%	15.48%	4.86%	5.67%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	21.12%	7.07%	9.88%
International/Global Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class Adviser: MFS	0.89%	33.26%	7.28%	9.95%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	3.66%	3.26%	11.60%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	12.76%	(0.28%)	10.74%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.90%	22.05%	5.51%	7.54%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	13.01%	9.95%	10.05%
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)	1.16%	81.26%	8.81%	12.17%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class Adviser: DMC	0.74%	8.16%	9.26%	9.15%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.02%	15.15%	2.60%	5.22%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class Adviser: PIMCO	1.00%	13.04%	0.32%	2.62%
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Institutional Class Adviser: PIMCO	0.66%	9.12%	4.13%	5.73%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Institutional Class Adviser: PIMCO	2.325%	6.31%	(6.68%)	(0.16%)
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Institutional Class Adviser: PIMCO	0.51%	5.68%	1.72%	1.94%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Institutional Class Adviser: PIMCO	1.24%	8.01%	1.36%	3.37%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Institutional Class Adviser: PIMCO	0.58%	9.05%	0.16%	2.51%
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Advisers: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	Schwab® S&P 500 Index Portfolio+ Adviser: Charles Schwab Investment Management Inc.	0.03%	17.83%	14.38%	14.75%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.75%	18.74%	11.68%	15.54%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	18.41%	3.92%	7.10%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.85%	15.81%	9.61%	11.26%
Asset Allocation	Thrivent Conservative Allocation Portfolio Adviser: Thrivent	0.50%	10.17%	4.03%	5.42%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.60%	20.82%	10.69%	10.67%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	16.95%	12.89%	16.35%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	7.23%	8.86%	10.46%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	4.43%	6.86%	11.30%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	5.80%	7.06%	9.57%
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	18.21%	15.46%	14.62%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.48%	8.80%	3.92%	5.82%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.44%	6.80%	8.59%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	18.91%	9.05%	10.33%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	20.70%	10.14%	10.97%
Investment Grade Bond	Voya Intermediate Bond Portfolio—Class I Adviser: Voya / Sub-Adviser: VIM	0.55%	7.71%	0.15%	2.66%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	5.69%	2.13%	2.27%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.82%	3.90%	4.55%	10.97%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	10.08%	8.26%	10.59%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.87%	8.59%	6.26%	8.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.85%	4.63%	9.53%	8.75%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.89%	3.86%	4.89%	9.04%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.89%	0.33%	5.06%	N/A
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.65%	12.32%	9.49%	11.32%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I* Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.54%	7.75%	(1.44%)	2.11%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I** Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.41%	8.59%	N/A	N/A
+Only available with corporate-owned Policies.*Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division**No Premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
Prospectuses Available [Text Block]	The following is a list of Eligible Portfolios available under the Policy as of the date of this Prospectus. Generally, you may allocate your Net Premiums or Cash Value among up to 20 of the Eligible Portfolios at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Investment Divisions and the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/cevulplus. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.68%	11.34%	13.96%	11.86%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.55%	6.83%	(0.63%)	1.96%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Dimensional Fund Advisors L.P. (“DFA”)	0.54%	13.75%	12.39%	12.68%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	5.13%	5.43%	5.01%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class Adviser: New York Life Investments	1.01%	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	6.87%	4.44%	6.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.57%	8.44%	0.10%	1.38%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Schroder Investment Management North America Inc.	0.83%	7.27%	5.05%	7.39%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP	0.75%	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.65%	13.13%	12.04%	16.17%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.60%	10.47%	11.42%	10.57%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	4.80%	(0.44%)	11.26%
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	0.97%	5.91%	(4.93%)	8.83%
Asset Allocation	American Funds® IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.51%	17.42%	6.37%	7.96%
Asset Allocation	American Funds® IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.29%	16.16%	9.24%	10.05%
Investment Grade Bond	American Funds® IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.22%	7.40%	0.10%	2.61%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	9.55%	(2.27%)	1.47%
International/Global Equity	American Funds® IS EUPAC Fund™ (formerly American Funds® IS International Fund)–Class 1 Adviser: CRMC	0.47%	27.04%	3.66%	7.26%
International/Global Equity	American Funds® IS Global Growth Fund–Class 1 Adviser: CRMC	0.40%	21.98%	8.51%	12.46%
Large Cap Equity	American Funds® IS Growth Fund–Class 1 Adviser: CRMC	0.33%	20.54%	13.66%	18.26%
Large Cap Equity	American Funds® IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	18.37%	14.19%	14.20%
International/Global Equity	American Funds® IS New World Fund®–Class 1 Adviser: CRMC	0.57%	28.60%	5.59%	9.53%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1 Adviser: CRMC	0.65%	14.89%	0.73%	7.50%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.25%	8.01%	0.01%	1.95%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund–Class 1 Adviser: CRMC	0.25%	17.50%	14.17%	12.65%
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Sub-Advisers: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.54%	9.19%	4.79%	6.31%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Advisers: NIMNA and Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.81%	9.23%	(0.17%)	9.38%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Sub-Adviser: Threadneedle International Limited	0.67%	26.06%	14.06%	12.15%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.52%	9.06%	(0.43%)	2.77%
Small/Mid Cap Equity	Columbia Variable Portfolio–Small Company Growth Fund–Class 1 Adviser: Columbia	0.87%	21.69%	3.59%	15.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	7.21%	4.28%	5.85%
Investment Grade Bond	Dimensional VA Global Bond Portfolio Adviser: DFA / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	4.35%	1.38%	1.81%
Asset Allocation	Dimensional VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.68%	8.42%	8.65%
International/Global Equity	Dimensional VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.39%	36.99%	8.89%	8.68%
International/Global Equity	Dimensional VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.27%	45.64%	15.85%	10.46%
Large Cap Equity	Dimensional VA U.S. Large Value Portfolio Adviser: DFA	0.21%	15.83%	11.97%	10.51%
Small/Mid Cap Equity	Dimensional VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	8.95%	13.60%	11.00%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Dimensional VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	7.55%	1.05%	3.12%
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.93%	10.50%	5.29%	4.89%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.41%	15.25%	9.52%	11.13%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	6.98%	(0.57%)	N/A
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.87%	41.20%	5.88%	10.93%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.12%	12.32%	8.02%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.73%	5.33%	6.06%	5.44%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.46%	14.59%	5.52%	8.02%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.53%	16.69%	7.55%	10.00%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	11.09%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.79%	9.43%	11.08%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.61%	13.80%	9.32%	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.85%	9.43%	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.86%	9.43%	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.25%	4.13%	3.10%	2.03%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Large Cap Equity	Fidelity® VIP Growth Portfolio—Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.55%	14.92%	13.70%	17.45%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class+ Adviser: FMR / Sub-Adviser: Geode	0.09%	17.78%	14.31%	14.70%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class** Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	3.10%	4.23%	3.87%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	8.85%	3.07%	4.66%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	23.86%	16.83%	23.76%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.11%	17.11%	13.14%	N/A
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“FAV”)	0.70%	N/A	N/A	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%	38.48%	11.08%	8.23%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.62%	7.09%	(0.11%)	2.99%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares** Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
Investment Grade Bond	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I Adviser: Lord, Abbett & Co. LLC	0.47%	N/A	N/A	N/A
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Standard Class II Adviser: ACIM	0.47%	1.82%	1.47%	1.98%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Standard Class II Adviser: ACIM	0.86%	8.73%	7.29%	8.03%
Large Cap Equity	LVIP American Century Value Fund–Standard Class II Adviser: ACIM	0.71%	9.48%	8.59%	8.18%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Standard Class* Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: BAMCO, Inc.	0.90%	5.71%	8.23%	9.68%
Large Cap Equity	LVIP BlackRock Equity Dividend Fund–Standard Class Adviser: LFIC / Sub-Adviser: BlackRock Investment Management, LLC	0.66%	7.18%	5.69%	7.18%
Large Cap Equity	LVIP ClearBridge Appreciation Fund–Standard Class (formerly ClearBridge Variable Appreciation Portfolio–Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.70%	14.50%	12.72%	13.34%
Large Cap Equity	LVIP ClearBridge Large Cap Growth Fund–Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio–Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.74%	8.62%	10.57%	N/A
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.46%	8.90%	3.36%	2.82%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	3.76%	4.48%	4.69%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	LVIP JPMorgan Short Duration Bond Fund–Standard Class Adviser: LFIC / Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)	0.47%	4.30%	1.70%	1.89%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.74%	4.70%	3.48%	4.20%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.50%	6.80%	0.75%	N/A
International/Global Equity	LVIP SSgA International Index Fund - Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.38%	3.22%	4.49%	4.98%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	13.59%	5.72%	8.91%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.90%	3.53%	1.32%	5.01%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.78%	15.48%	4.86%	5.67%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	21.12%	7.07%	9.88%
International/Global Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class Adviser: MFS	0.89%	33.26%	7.28%	9.95%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	3.66%	3.26%	11.60%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	12.76%	(0.28%)	10.74%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.90%	22.05%	5.51%	7.54%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	13.01%	9.95%	10.05%
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)	1.16%	81.26%	8.81%	12.17%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class Adviser: DMC	0.74%	8.16%	9.26%	9.15%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.02%	15.15%	2.60%	5.22%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class Adviser: PIMCO	1.00%	13.04%	0.32%	2.62%
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Institutional Class Adviser: PIMCO	0.66%	9.12%	4.13%	5.73%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Institutional Class Adviser: PIMCO	2.325%	6.31%	(6.68%)	(0.16%)
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Institutional Class Adviser: PIMCO	0.51%	5.68%	1.72%	1.94%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Institutional Class Adviser: PIMCO	1.24%	8.01%	1.36%	3.37%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Institutional Class Adviser: PIMCO	0.58%	9.05%	0.16%	2.51%
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Advisers: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	Schwab® S&P 500 Index Portfolio+ Adviser: Charles Schwab Investment Management Inc.	0.03%	17.83%	14.38%	14.75%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.75%	18.74%	11.68%	15.54%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	18.41%	3.92%	7.10%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.85%	15.81%	9.61%	11.26%
Asset Allocation	Thrivent Conservative Allocation Portfolio Adviser: Thrivent	0.50%	10.17%	4.03%	5.42%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.60%	20.82%	10.69%	10.67%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	16.95%	12.89%	16.35%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	7.23%	8.86%	10.46%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	4.43%	6.86%	11.30%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	5.80%	7.06%	9.57%
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	18.21%	15.46%	14.62%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.48%	8.80%	3.92%	5.82%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.44%	6.80%	8.59%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	18.91%	9.05%	10.33%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	20.70%	10.14%	10.97%
Investment Grade Bond	Voya Intermediate Bond Portfolio—Class I Adviser: Voya / Sub-Adviser: VIM	0.55%	7.71%	0.15%	2.66%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	5.69%	2.13%	2.27%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.82%	3.90%	4.55%	10.97%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	10.08%	8.26%	10.59%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.87%	8.59%	6.26%	8.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.85%	4.63%	9.53%	8.75%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.89%	3.86%	4.89%	9.04%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.89%	0.33%	5.06%	N/A
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.65%	12.32%	9.49%	11.32%
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I* Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.54%	7.75%	(1.44%)	2.11%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I** Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.41%	8.59%	N/A	N/A

CorpExec VUL Plus | Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment RiskWhile a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may be negative and the Cash Value may decline in value, and you can lose principal. Each Investment Division has its own investment objective and investment strategy. The performance of each will vary, and some Investment Divisions are riskier than others. We do not guarantee the investment performance of the Investment Divisions. You bear the entire investment risk for all amounts allocated to the Investment Divisions. Your premium, Cash Value allocation choices, and PCO selection should be consistent with your investment objective and your risk tolerance.
CorpExec VUL Plus | Portfolio Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Portfolio RisksThe Investment Divisions involve the risk of poor investment performance. A discussion of the risks of allocating Cash Value to one or more of the Investment Divisions can be found in the corresponding Fund’s prospectus, which is available at https://dfinview.com/NewYorkLife/TAHD/cevulplus.
CorpExec VUL Plus | Risk of Termination
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of TerminationThe Policy does not automatically terminate, even if the policyowner does not pay the Planned Premiums. Payment of these Premiums, however, does not guarantee the Policy will remain in force. Your Policy can lapse even if you pay all of the Planned Premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. Your Policy involves risks, including the potential risk of loss of the principal invested. Note that “termination” and “lapse” have the same meaning and effect throughout this Prospectus.A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions and charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. When determining the amount of your Planned Premium payments, you should consider funding your Policy at a level that has the potential to maximize the investment opportunities within your Policy and to minimize the risks associated with market fluctuations.Depending on the timing and degree of fluctuations in investment returns (and the charges we impose), the Cash Surrender Value will also fluctuate. A lower Cash Surrender Value, under certain circumstances, could result in the lapse of the Policy unless the policyowner makes additional Premium payments to keep the Policy in force. The Policy terminates only when and if the Cash Surrender Value is insufficient to pay the Monthly Deduction Charges deducted on each Monthly Deduction Day.If, on a Monthly Deduction Day, the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month, the Policy will go into pre-lapse status. The Policy will continue for a period of 62 days after that Monthly Deduction Day (the “Late Period”), even if all Planned Premiums have been paid. If we do not receive a Premium sufficient to take the Policy out of pre-lapse status before the end of the Late Period, the Policy will lapse and terminate, and no Cash Value or Life Insurance Proceeds will be payable.We will mail a notice to the policyowner at its last known address, and a copy to the last known assignee in our records, if applicable, at least 31 days before the end of the Late Period, requesting payment of the additional Premium amount necessary to keep the Policy in force. You should consider paying more Premium than requested when making this payment, given the potential impact of market fluctuations and performance-related risk on your Cash Value. During the Late Period, the Policy remains in force. If the Insured dies during the Late Period, we will pay the Life Insurance Proceeds. However, these proceeds will be reduced by the amount of any Policy Debt and the amount of any unpaid Monthly Deduction Charges from the beginning of the Late Period through the Policy Month in which the Insured dies.There will be no more benefits under the policy once it terminates. However, a policyowner can apply to reinstate the policy under certain circumstances. See “Termination and Reinstatement—Reinstatement Option.” If you reinstate the policy, you may not change the PCO upon reinstatement and the Cash Value Enhancement will not be reinstated.
CorpExec VUL Plus | Risk of Termination from Policy Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Termination from Policy LoansThe larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy Anniversary that you do not pay will become part of the Policy Debt and will also accrue interest. In addition, if the Policy Debt ever exceeds the Cash Value, we will send a notice to you at your last known address, and a copy to the last known assignee on our records. All insurance coverage will end 31 days after the date on which we mail that notice to you if the excess of the Policy Debt over the Cash Value is not paid within that 31-day period.A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable if the Investment Divisions earn less than the Loan Account crediting rate, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the potential effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Life Insurance Proceeds that might otherwise be paid.Unless your Policy is a modified endowment contract, Policy loans are not taxable. See “Federal Income Tax Considerations—Modified Endowment Contract Status.” If a Policy is a modified endowment contract, a loan may result in taxable income and tax penalties to you. In addition, if the Policy Debt plus Cash Surrender Value exceeds the Cumulative Premiums, a Policy surrender or lapse will generally result in a taxable event to you.
CorpExec VUL Plus | Policy Charge Option Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Charge Option RisksAs described above and in “Charges Associated with the Policy—Policy Charge Options (PCOs)” below, PCOs differ from each other by the level of Policy charges and current Fixed Account crediting rates that are deducted from/credited to your Policy's Cash Value in any given Policy Year and how long those differences will remain in effect. As a consequence, some PCOs will have significantly higher fees and lower Fixed Account crediting rates than others. As a consequence, depending on PCO selected, the compensation of your registered representative or broker-dealer will vary—with greater compensation being generated by PCOs with higher fees and lower Fixed Amount Crediting rates. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer with respect to the PCO, which may, in turn, affect the performance of your Policy. Your choice of a PCO should be based on your plans with respect to the amount and schedule of premiums paid, levels of risk tolerance (including whether you will allocate premiums to the Fixed Account), your time horizon, and whether a PCO's costs and benefits are consistent with the compensation received by your registered representative or broker-dealer and your desired level of Policy service. Please ask your registered representative to review your various options. You should review several illustrations with different PCOs and various rates of return before you purchase the Policy and select a PCO. For more information on the compensation of your registered representatives and broker-dealers, see "Distribution and Compensation Arrangements."
CorpExec VUL Plus | Tax Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax RisksThe section of this Prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the Policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to VUL insurance contracts in a manner that could result in you being treated as the owner of your Policy’s pro-rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the Policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in Policy benefits, the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) in general, the possibility that the Policy may not qualify as life insurance under the IRC after the Insured’s Attained Age becomes 100 and the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount. In addition, Congress may change the present federal income tax laws that apply to your Policy, or the IRS may change current interpretations thereof, which change may occur without notice, and could have retroactive effects, regardless of the date of enactment or publication, as the case may be.
CorpExec VUL Plus | Potential for Increased Charges
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Potential for Increased ChargesWe have the right to increase the charges we deduct, including those connected with the PCOs, at any time up to the guaranteed maximum charges specified in the fee table. In addition, we may increase the amount we deduct to conform to changes in the law relating to federal and state premium tax charges that form part of the Premium Expense Charge. (See “Table of Fees and Expenses” and “Charges Associated with the Policy” for more information.)
CorpExec VUL Plus | Potential Harmful Transfer Activity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Potentially Harmful Transfer ActivityThis Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity. (See “Description of the Policy—Limits on Transfers” for more information.) Generally, we require that all transfer Requests be submitted through the U.S. Mail or an overnight carrier. However, we may permit, in certain limited circumstances, transfer Requests to be submitted by fax transmission. We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;●Increased administrative and Fund brokerage expenses; and/or●Dilution of the interests of long-term investors.An underlying Fund portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.)
CorpExec VUL Plus | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investment in the Policy—Investment Risk.”
CorpExec VUL Plus | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders. See “Summary of Principal Risks of Investment in the Policy—Not a Short-Term Investment,” “Loans,” and “Surrenders—Partial Surrenders—Amount Available for a Partial Surrender.”
Principal Risk [Text Block]	Not a Short-Term InvestmentA variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans. See “Summary of Principal Risks of Investment in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial Surrenders—Amount Available for a Partial Surrender.”
CorpExec VUL Plus | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each Investment Allocation Option (including the Fixed Account) will have its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others. Accordingly, you should review the Investment Allocation Options before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/cevulplus. See also “Management and Organization—Funds and Eligible Portfolios,” “—The Fixed Account” and, “—Interest Crediting.”
CorpExec VUL Plus | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits are subject to the claims-paying ability and financial strength of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to NYLIAC’s administration of the Policy, including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
Principal Risk [Text Block]	Insurance Company Risks; Risks Affecting our Administration of Your PolicyAn investment in CorpExec VUL Plus is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. NYLIAC has received the following ratings: A++ (Superior) from A.M Best, AAA (Exceptionally Strong) from Fitch, Aa1 (High Quality, with Minimal Risk) from Moody’s, and AA+ (Very Strong) from Standard and Poor’s. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or emailing us at NYLAMN_Service@newyorklife.com.NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)
CorpExec VUL Plus | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your Policy can lapse even if you pay all of the Planned Premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. You may also lose the principal invested. Your Policy will lapse if the Cash Surrender Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial surrenders, excessive policy loans and interest, Policy charges (including increases in those charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy lapse may have tax consequences. A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy. See “Summary of Principal Risks of Investment in the Policy—Risk of Termination” and “Termination and Reinstatement—Late Period.” In some states, the Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State Variations.”
CorpExec VUL Plus | NYLIM VP American Century Large Cap Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. (“ACIM”)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	11.86%
CorpExec VUL Plus | NYLIM VP Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYLI”)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
CorpExec VUL Plus | NYLIM VP Dimensional U.S. Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors L.P. (“DFA”)
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	12.39%
Average Annual Total Returns, 10 Years [Percent]	12.68%
CorpExec VUL Plus | NYLIM VP Fidelity Institutional AM® Utilities Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	10.97%
CorpExec VUL Plus | NYLIM VP Floating Rate Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYLI
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.01%
CorpExec VUL Plus | NYLIM VP Hedge Multi-Strategy - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	2.07%
CorpExec VUL Plus | NYLIM VP Income Builder Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	16.99%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.40%
CorpExec VUL Plus | NYLIM VP Janus Henderson Balanced Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus”)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
CorpExec VUL Plus | NYLIM VP Mackay Convertible Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	16.40%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	10.38%
CorpExec VUL Plus | NYLIM VP Mackay High Yield Corporate Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	6.14%
CorpExec VUL Plus | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond)–Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	1.38%
CorpExec VUL Plus | NYLIM VP Natural Resources Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC (“NIMNA”)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	10.88%
CorpExec VUL Plus | NYLIM VP PineStone International Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	5.44%
CorpExec VUL Plus | NYLIM VP Schroders Mid Cap Opportunities - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.39%
CorpExec VUL Plus | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYLI
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.89%
CorpExec VUL Plus | NYLIM VP Wellington Small Cap Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	7.41%
CorpExec VUL Plus | NYLIM VP Winslow Large Cap Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	16.14%
CorpExec VUL Plus | AB VPS Discovery Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio–Class A
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P. (“AB”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
CorpExec VUL Plus | AB VPS Large Cap Growth Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio–Class A
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	AB
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	16.17%
CorpExec VUL Plus | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio–Class A
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	AB
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
CorpExec VUL Plus | AB VPS Small Cap Growth Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Small Cap Growth Portfolio–Class A
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	AB
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	11.26%
CorpExec VUL Plus | Alger Small Cap Growth Portfolio - Class I-2 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio–Class I-2 Shares
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC (Weatherbie Capital, LLC)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	(4.93%)
Average Annual Total Returns, 10 Years [Percent]	8.83%
CorpExec VUL Plus | American Funds IS American Funds Global Balanced Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS American Funds Global Balanced Fund–Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	6.37%
Average Annual Total Returns, 10 Years [Percent]	7.96%
CorpExec VUL Plus | American Funds IS Asset Allocation Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund–Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.05%
CorpExec VUL Plus | American Funds IS The Bond Fund of America® - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America®–Class 1
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.61%
CorpExec VUL Plus | American Funds IS Capital World Bond Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund®–Class 1
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	(2.27%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
CorpExec VUL Plus | American Funds IS EUPAC Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS EUPAC Fund™ (formerly American Funds® IS International Fund)–Class 1
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	7.26%
CorpExec VUL Plus | American Funds IS Global Growth Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund–Class 1
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	21.98%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	12.46%
CorpExec VUL Plus | American Funds IS Growth Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund–Class 1
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
CorpExec VUL Plus | American Funds IS Growth-Income Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund–Class 1
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
CorpExec VUL Plus | American Funds IS New World Fund® - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS New World Fund®–Class 1
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
CorpExec VUL Plus | American Funds IS SMALLCAP World Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	7.50%
CorpExec VUL Plus | American Funds IS U.S. Government Securities Fund®-Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS U.S. Government Securities Fund®–Class 1
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
CorpExec VUL Plus | American Funds IS Washington Mutual Investors Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund–Class 1
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.65%
CorpExec VUL Plus | BlackRock® Global Allocation V.I. Fund - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund–Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.59%
CorpExec VUL Plus | BlackRock® High Yield V.I. Fund - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund–Class I
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	6.31%
CorpExec VUL Plus | BNY Mellon Sustainable U.S. Equity Portfolio - Initial Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	NIMNA and Newton Investment Management Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.56%
CorpExec VUL Plus | ClearBridge Variable Small Cap Growth Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio–Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC (“FTFA”)
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC (“ClearBridge”)
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
CorpExec VUL Plus | Columbia Variable Portfolio - Disciplined Core Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio–Disciplined Core Fund–Class 1
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Portfolio Company Subadviser [Text Block]	Threadneedle International Limited
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.15%
CorpExec VUL Plus | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	4.28%
CorpExec VUL Plus | Columbia Variable Portfolio - Intermediate Bond Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	2.77%
CorpExec VUL Plus | Columbia Variable Portfolio - Small Company Growth Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio–Small Company Growth Fund–Class 1
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	15.19%
CorpExec VUL Plus | Columbia Variable Portfolio -Strategic Income Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio–Strategic Income Fund–Class 1
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.21%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	5.85%
CorpExec VUL Plus | Dimensional VA Global Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	DFA
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
CorpExec VUL Plus | Dimensional VA Global Moderate Allocation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	DFA
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
CorpExec VUL Plus | Dimensional VA International Small Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	DFA
Portfolio Company Subadviser [Text Block]	DFA Ltd. and DFAA
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
CorpExec VUL Plus | Dimensional VA International Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	DFA
Portfolio Company Subadviser [Text Block]	DFA Ltd. and DFAA
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
CorpExec VUL Plus | Dimensional VA U.S. Large Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	DFA
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
CorpExec VUL Plus | Dimensional VA U.S. Targeted Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	DFA
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
CorpExec VUL Plus | Dimensional VIT Inflation-Protected Securities Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VIT Inflation-Protected Securities Portfolio
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	DFA
Portfolio Company Subadviser [Text Block]	DFA Ltd. and DFAA
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.12%
CorpExec VUL Plus | DWS Alternative Asset Allocation VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP–Class A
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc. (“DIMA”)
Portfolio Company Subadviser [Text Block]	RREEF Americas LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.89%
CorpExec VUL Plus | DWS Small Cap Index VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP–Class A
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	DIMA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.33%
CorpExec VUL Plus | Fidelity® VIP Balanced Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	11.13%
CorpExec VUL Plus | Fidelity® VIP Bond Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited and other investment advisers
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
CorpExec VUL Plus | Fidelity® VIP Emerging Markets Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.20%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.93%
CorpExec VUL Plus | Fidelity® VIP Extended Market Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”) and FMRC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	8.02%
CorpExec VUL Plus | Fidelity® VIP Floating Rate High Income Portfolio-Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited and other investment advisers
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
CorpExec VUL Plus | Fidelity® VIP Freedom 2020 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	7.38%
CorpExec VUL Plus | Fidelity® VIP Freedom 2025 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	8.02%
CorpExec VUL Plus | Fidelity® VIP Freedom 2030 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.88%
CorpExec VUL Plus | Fidelity® VIP Freedom 2035 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	10.00%
CorpExec VUL Plus | Fidelity® VIP Freedom 2040 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	10.87%
CorpExec VUL Plus | Fidelity® VIP Freedom 2045 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.09%
CorpExec VUL Plus | Fidelity® VIP Freedom 2050 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	11.08%
CorpExec VUL Plus | Fidelity® VIP Freedom 2055 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.80%
Average Annual Total Returns, 5 Years [Percent]	9.32%
CorpExec VUL Plus | Fidelity® VIP Freedom 2060 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	9.43%
CorpExec VUL Plus | Fidelity® VIP Freedom 2065 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	9.43%
CorpExec VUL Plus | Fidelity® VIP Government Money Market Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	2.03%
CorpExec VUL Plus | Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	19.94%
CorpExec VUL Plus | Fidelity® VIP Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMRC and other investment advisers
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
CorpExec VUL Plus | Fidelity® VIP Health Care Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
CorpExec VUL Plus | Fidelity® VIP Index 500 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio–Initial Class+
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
CorpExec VUL Plus | Fidelity® VIP International Capital Appreciation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	9.81%
CorpExec VUL Plus | Fidelity® VIP International Index Portfolio - Intial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	33.15%
Average Annual Total Returns, 5 Years [Percent]	8.02%
CorpExec VUL Plus | Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited and other investment advisers
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
CorpExec VUL Plus | Fidelity® VIP Mid Cap Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
CorpExec VUL Plus | Fidelity® VIP Real Estate Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio–Initial Class**
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Fidelity SelectCo., LLC, an affiliate of FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	3.10%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.87%
CorpExec VUL Plus | Fidelity® VIP Strategic Income Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.66%
CorpExec VUL Plus | Fidelity® VIP Technology Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.86%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
CorpExec VUL Plus | Fidelity® VIP Total Market Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	13.14%
CorpExec VUL Plus | Franklin Gold and Precious Metals VIP Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Gold and Precious Metals VIP Fund—Class 1
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. (“FAV”)
Current Expenses [Percent]	0.70%
CorpExec VUL Plus | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	38.48%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	8.23%
CorpExec VUL Plus | Invesco V.I. Core Plus Bond Fund - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond Fund–Series I Shares
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.99%
CorpExec VUL Plus | Invesco V.I. Global Real Estate Fund - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund–Series I Shares**
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Invesco
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	2.44%
CorpExec VUL Plus | Invesco V.I. Main Street Small Cap Fund® - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®–Series I Shares
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
CorpExec VUL Plus | Janus Henderson Enterprise Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio–Institutional Shares
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Janus
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
CorpExec VUL Plus | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.47%
CorpExec VUL Plus | LVIP American Century Inflation Protection Fund - Standard Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund–Standard Class II
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	ACIM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.98%
CorpExec VUL Plus | LVIP American Century Mid Cap Value Fund - Standard Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund–Standard Class II
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	ACIM
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.03%
CorpExec VUL Plus | LVIP American Century Value Fund - Standard Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Value Fund–Standard Class II
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	ACIM
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.18%
CorpExec VUL Plus | LVIP Baron Growth Opportunities Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund–Standard Class*
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation (“LFIC”)
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	9.68%
CorpExec VUL Plus | LVIP BlackRock Equity Dividend Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund–Standard Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	7.18%
CorpExec VUL Plus | LVIP ClearBridge Appreciation Fund Portfolio - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund–Standard Class (formerly ClearBridge Variable Appreciation Portfolio–Class I)
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	ClearBridge
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
CorpExec VUL Plus | LVIP ClearBridge Large Cap Growth Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund–Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio–Class I)
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	ClearBridge
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
CorpExec VUL Plus | LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund-Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	FAV
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	2.82%
CorpExec VUL Plus | LVIP Franklin Templeton Multi-Factor International Equity Fund-Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	FAV
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	4.69%
CorpExec VUL Plus | LVIP JPMorgan Short Duration Bond Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan Short Duration Bond Fund–Standard Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. (“JPMIM”)
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	1.89%
CorpExec VUL Plus | LVIP Mondrian International Value Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund–Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	Mondrian Investment Partners Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	4.20%
CorpExec VUL Plus | LVIP SSgA Emerging Markets Equity Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	SSgA Funds Management, Inc. (“SSGA FM”)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	0.75%
CorpExec VUL Plus | LVIP SSgA International Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP SSgA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	SSGA FM
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.98%
CorpExec VUL Plus | MFS® Global Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Global Growth Portfolio–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	8.91%
CorpExec VUL Plus | MFS® Global Real Estate Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	5.01%
CorpExec VUL Plus | MFS® Global Tactical Allocation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Global Tactical Allocation Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	5.67%
CorpExec VUL Plus | MFS® International Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	21.12%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	9.88%
CorpExec VUL Plus | MFS® International Intrinsic Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	33.26%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.95%
CorpExec VUL Plus | MFS® Mid Cap Growth Series-Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	11.60%
CorpExec VUL Plus | MFS® Mid Cap Value Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.95%
CorpExec VUL Plus | MFS® New Discovery Value Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® New Discovery Value Portfolio–Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	10.74%
CorpExec VUL Plus | MFS® Research International Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Research International Portfolio–Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	22.05%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.54%
CorpExec VUL Plus | MFS® Value Series - Initital Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Value Series–Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.05%
CorpExec VUL Plus | Nomura VIP Emerging Markets Series - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	81.26%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	12.17%
CorpExec VUL Plus | Nomura VIP Small Cap Value Series - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	DMC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
CorpExec VUL Plus | PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	5.22%
CorpExec VUL Plus | PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.62%
CorpExec VUL Plus | PIMCO VIT High Yield Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.73%
CorpExec VUL Plus | PIMCO VIT Income Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	3.57%
CorpExec VUL Plus | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	3.04%
CorpExec VUL Plus | PIMCO VIT Long-Term U.S. Government Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	2.325%
Average Annual Total Returns, 1 Year [Percent]	6.31%
Average Annual Total Returns, 5 Years [Percent]	(6.68%)
Average Annual Total Returns, 10 Years [Percent]	(0.16%)
CorpExec VUL Plus | PIMCO VIT Low Duration Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.94%
CorpExec VUL Plus | PIMCO VIT Real Return Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	3.37%
CorpExec VUL Plus | PIMCO VIT Short-Term Portfolio-Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	2.91%
CorpExec VUL Plus | PIMCO VIT Total Return Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio–Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.51%
CorpExec VUL Plus | Principal VC Real Estate Securities Account-Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account–Class 1
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.94%
CorpExec VUL Plus | Putnam VT International Value Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund–Class IA
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	35.07%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	9.13%
CorpExec VUL Plus | Schwab® SP 500 Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Schwab® S&P 500 Index Portfolio+
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	14.75%
CorpExec VUL Plus | T. Rowe Price Blue Chip Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
CorpExec VUL Plus | T. Rowe Price International Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.10%
CorpExec VUL Plus | Thrivent Aggressive Allocation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Aggressive Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Thrivent Financial for Lutherans (“Thrivent”)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	11.26%
CorpExec VUL Plus | Thrivent Conservative Allocation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Thrivent
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.42%
CorpExec VUL Plus | Thrivent Global Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Global Stock Portfolio
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Thrivent
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.82%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.67%
CorpExec VUL Plus | Thrivent Large Cap Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Large Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	Thrivent
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	16.35%
CorpExec VUL Plus | Thrivent Mid Cap Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Mid Cap Index Portfolio
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Thrivent
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.46%
CorpExec VUL Plus | Thrivent Mid Cap Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Mid Cap Stock Portfolio
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Thrivent
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	4.43%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	11.30%
CorpExec VUL Plus | Thrivent Small Cap Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Thrivent Small Cap Index Portfolio
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Thrivent
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.57%
CorpExec VUL Plus | Voya Growth and Income Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio–Class I
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	Voya Investments, LLC (“Voya”)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC (“VIM”)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
CorpExec VUL Plus | Voya High Yield Portfolio-Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya High Yield Portfolio–Class I
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.82%
CorpExec VUL Plus | Voya Index Solution 2030 Portfolio - Class Z
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Index Solution 2030 Portfolio–Class Z
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	8.59%
CorpExec VUL Plus | Voya Index Solution 2040 Portfolio - Class Z
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Index Solution 2040 Portfolio–Class Z
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	18.91%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Average Annual Total Returns, 10 Years [Percent]	10.33%
CorpExec VUL Plus | Voya Index Solution 2050 Portfolio - Class Z
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Index Solution 2050 Portfolio–Class Z
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	20.70%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	10.97%
CorpExec VUL Plus | Voya Intermediate Bond Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio—Class I
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
CorpExec VUL Plus | Voya Limited Maturity Bond Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Limited Maturity Bond Portfolio–Class I
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	2.27%
CorpExec VUL Plus | Voya Mid Cap Opportunities Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio–Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	10.97%
CorpExec VUL Plus | Voya Russell Mid Cap Index Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio–Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	10.59%
CorpExec VUL Plus | Voya Small Company Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Small Company Portfolio–Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
CorpExec VUL Plus | VY® JPMorgan Mid Cap Value Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio–Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	8.75%
CorpExec VUL Plus | VY® JPMorgan Small Cap Core Equity Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio–Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	9.04%
CorpExec VUL Plus | VY®Morgan Stanley Global Franchise Portfolio - Class R6
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VY® Morgan Stanley Global Franchise Portfolio–Class R6
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	MSIM
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	5.06%
CorpExec VUL Plus | VY® T. Rowe Price Capital Appreciation Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio–Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	11.32%
CorpExec VUL Plus | Western Asset Core Plus VIT Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio–Class I*
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(1.44%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
CorpExec VUL Plus | Western Asset Long Credit VIT Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Western Asset Long Credit VIT Portfolio–Class I**
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	8.59%
CorpExec VUL Plus | Payments Returned
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Returned Payment
Other Transaction Fee, When Deducted [Text Block]	At the time of transaction
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	$ 0
CorpExec VUL Plus | Loans
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Monthly while loan balance is outstanding
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	8.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.00%
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may borrow any amount up to the Loan Value of the Policy. The value in the Loan Account will never be less than (a + b) – c, where: a = the amount in the Loan Account on the prior Policy Anniversary; b = the amount of any loan taken since the prior Policy Anniversary; and c = any loan amount repaid since the prior Policy Anniversary.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Loan requests are subject to the Minimum Redemption amount of $500 per Investment Division.•When you take a loan against your Policy, the loaned amount that we hold in the Loan Account is charged an Effective Annual Loan Interest Rate of 5.00%. The maximum loan interest rate that we will charge is 8.00%.•When you take a loan against your Policy, the loaned amount that we hold in the Loan Account may also earn interest. These rates may be different from those we charge you for loan interest. They are not guaranteed, and we can change them at any time subject to the minimums described above.(See “Charges Associated with the Policy—Loan Charges”; “Loans”, “Loans—Interest Credited on the Cash Value Held as Collateral for a Policy Loan”; and “Table of Fees and Expenses—Periodic Charges Other than Annual Fund Expenses—Loan Interest” for more information.)
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
You may borrow any amount up to the Loan Value of the Policy, subject to the Minimum Redemption amount of $500 per Investment Division. The value in the Loan Account will never be less than (a + b) – c, where:a = the amount in the Loan Account on the prior Policy Anniversary;b = the amount of any loan taken since the prior Policy Anniversary; andc = any loan amount repaid since the prior Policy Anniversary.The effective date of the loan is the Business Day we receive your loan Request, if we receive it before the close of regular trading on the NYSE, generally 4 P.M. EST. Requests received after the NYSE closes are effective the next Business Day.Generally, we will disburse your loan in one lump sum within seven days after we receive all necessary documentation and information in Good Order. However, we may delay payment under certain circumstances. (See “Policy Payment Information—When We Pay Policy Proceeds” for more information.)Your Policy as Collateral for a LoanYour Policy will be used as collateral to secure your loan. Any amount that secures a loan remains part of your Policy’s Cash Value but is transferred to the Loan Account. We credit any amount that secures a loan (the loaned amount) with an interest rate that we expect to be different from the interest rate we credit on the Fixed Account.The Loan Account secures any Policy Debt and is part of our General Account. When you Request a loan or when outstanding interest is added to and or becomes part of a loan (Policy Debt), a transfer of funds will be made from the Investment Allocation Options to the Loan Account so that the Cash Value in the Loan Account is at least 100% of the requested loan plus any existing Policy Debt. When you request a loan, you may specify the Investment Allocation Options from which the transfer should occur. If you do not specify the source, the transfer amount will be deducted pro-rata from the Investment Allocation Options.If the requested loan exceeds the amount invested in the specified Investment Allocation Options, the balance will be transferred pro-rata from your assets in the remaining Investment Allocation Options you have.Transfers from Investment Allocation Options to the Loan Account are subject to the Minimum Redemption amount of $500 per Investment Division. See “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account.”)On each Policy Anniversary:(a) if the Policy Debt exceeds the amount in the Loan Account, the excess amount will be transferred from the Investment Allocation Options to the Loan Account.(b) if the amount in the Loan Account exceeds the Policy Debt, the excess will be transferred from the Loan Account to the Investment Allocation Options in accordance with the instructions we have on file.Loan InterestWe currently charge an Effective Annual Loan Interest rate of 5.00%, payable in arrears. Loan interest accrues each day. Any loan interest that you do not pay as of the Policy Anniversary will become part of the loan, and will also accrue interest. An amount may need to be transferred to the Loan Account to cover this increased loan amount.Interest Credited on the Cash Value Held as Collateral for a Policy LoanWhen you take a loan against your Policy, the loaned amount that we hold in the Loan Account may earn interest at a different rate from the Effective Annual Loan Interest Rate. The rate on the Loan Account may also be different from the rate we credit on amounts in the Fixed Account. We guarantee that the rate we credit on the Loan Account will never be less than the greater of (1) the Effective Annual Loan Interest Rate, less 2.00%; or (2) the GMIR we credit to the Fixed Account. The interest earned on the Loan Account accrues daily and is credited to the Fixed Account daily.Loan RepaymentYou may repay all or part of a Policy loan at any time while your Policy is in effect. A payment we receive from you while you have a loan outstanding will only be credited as a loan repayment if designated as such. When a loan repayment is received, we will first use the money to cancel all or part of any Policy Debt which was originally taken from the Fixed Account. Any remaining portion of the loan payment will be allocated to the Investment Divisions according to your premium allocation in effect on the date of your loan repayment, unless you indicate otherwise, and we agree. If there is no money allocated to the Investment Divisions on the date of your loan repayment, the entire remaining loan repayment amount will be allocated to the Fixed Account. Loan payments must be sent to NYLIAC at our Service Office. If we receive your loan repayment after the NYSE is closed for trading, or on a day the NYSE is not open for trading, we deem the day we receive your Request to be the next Business Day.Excess Loan ConditionIf the Policy Debt is greater than the Cash Value, we will mail a notice to you at your last known address. We will also send a copy of the notice to the last known assignee, if any, on our records. If you do not pay the excess of the Policy Debt over the Cash Value within 31 days after the day we mail you this notice, we will terminate your Policy. This could result in a taxable gain and penalty tax to you. (See "Termination and Reinstatement—Reinstatement Option.”)The Effect of a Policy LoanA loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because amounts borrowed are removed from your Investment Divisions (which receive investment performance) and placed in the Loan Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate credited to the Loan Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest credited to the Loan Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the Policy Debt will reduce the Cash Surrender Value or Life Insurance Proceeds that might otherwise be payable.In addition, to the extent that a loan is not paid and the accrued interest is added to the Policy Debt, that interest becomes unpaid capitalized loan interest. Unpaid capitalized loan interest generally will be treated as a new loan under the IRC. If the Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you. In addition, for all policies, if the loans taken, including unpaid loan interest, exceed the Cumulative Premiums, Policy surrender or Policy lapse will result in a taxable gain to you. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the Loan Account. (See “Federal Income Tax Considerations” for more information.)
CorpExec VUL Plus | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA)
Purpose of Benefit [Text Block]	DCA is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. There is no charge for electing DCA.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	To set up DCA, in addition to sending a completed DCA form to our Service Office in Good Order, you must specify:•the dollar amount you want to have transferred (minimum transfer $100);•the Investment Division from which you want to transfer money;•the Investment Division(s) and/or Fixed Account to which you want to transfer money;•the date on which you want the transfers to be made, within limits; and•how often you would like the transfers made, either monthly, quarterly, semi-annually, or annually.You may not make DCA transfers from the Fixed Account, but you may make DCA transfers into the Fixed Account, subject to any limits specified in the section, “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account.”You may elect this option if your Cash Value is $2,500 or more. We will suspend this option automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the DCA transfers will resume automatically as last requested.You cannot elect Automatic Asset Reallocation if you have chosen DCA. However, you have the option of alternating between these two Policy options.
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA)
Operation of Benefit [Text Block]	Dollar Cost Averaging (DCA)Dollar Cost Averaging is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. To set up Dollar Cost Averaging, you must send a completed Dollar Cost Averaging form to our Service Office in Good Order. There is no charge for electing Dollar Cost Averaging.The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets.We do not count Dollar Cost Averaging transfers against any limitations we may impose on the number of free transfers. We will make all Dollar Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You may specify any day of the month other than the 29th, 30th, or 31st of a month. We will not process a Dollar Cost Averaging transfer unless we have received a Request. We must receive this Request at least five Business Days before the date Dollar Cost Averaging transfers are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, we must receive a Request. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two Policy features.
CorpExec VUL Plus | Automatic Asset Reallocation
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automatic Asset Reallocation (AAR)
Purpose of Benefit [Text Block]	If you choose this option, we will reallocate your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Divisions would cause this balance to shift. There is no charge for electing AAR.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Values in the Fixed Account are excluded from AAR.•Your AAR will be cancelled if a premium allocation change or Investment Division transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your Investment Division transfer and premium allocation changes.•You may elect this option if your Cash Value in your Separate Account is $2,500 or more. We will suspend this option automatically if your Cash Value in the Separate Account is less than $2,000 on a reallocation date. Once your Cash Value in the Separate Account equals or exceeds this amount, AAR will resume automatically as scheduled.•You cannot elect AAR if you have chosen DCA. However, you have the option of alternating between these two Policy options.
Name of Benefit [Text Block]	Automatic Asset Reallocation (AAR)
Operation of Benefit [Text Block]	Automatic Asset Reallocation (AAR)As noted above, if you choose this option, we will reallocate your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Division would cause this balance to shift. With AAR, we will reallocate the amount you have in the Separate Account among the Investment Divisions you have selected so that they are invested in the percentages you specify.We will make AAR transfers either quarterly, semi-annually, or annually (but not monthly), based on your Policy Anniversary. If your Policy Anniversary is on the 29th, 30th, or 31st of a month, the reallocation transfer will occur on the 28th of the month. AAR transfers may be canceled subject to the terms outlined in the Table above. To process AAR transfers, or to cancel or modify an existing AAR, you must send a Request. NYLIAC must receive your Request no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.There is no minimum amount which you must allocate among the Investment Divisions under this option. We do not count AAR transfers against any limitations we may impose on the number of free transfers.
CorpExec VUL Plus | Attained Age 100 Policy Anniversary
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Attained Age 100 Policy AnniversaryBeginning on the Policy Anniversary on which the Insured’s Attained Age is 100, the Life Insurance Benefit will equal the Cash Value for all subsequent years, but the following limitations will apply:(a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your Policy from lapsing, and no further deductions for Monthly Cost of Insurance or Monthly Per Thousand Face Amount charges will be made from the Cash Value. We will continue to deduct all other Monthly Deduction Charges.(b)The amount in the Fixed Account will continue to accumulate interest.(c)You may Request new Policy loans and loan interest will continue to accrue on any new and existing loans at the Effective Annual Loan Interest Rate. However, if the amount of the Policy Debt is greater than the Cash Surrender Value of your Policy, your Policy could lapse.(d)Partial surrenders and loan repayments will continue to be allowed.(e)Changes to the Life Insurance Benefit Option will not be allowed.(f)The Policy may be surrendered for its proceeds by submitting a Notice to us.(g)Any riders attached to your Policy will end, unless stated otherwise in the rider.(h)Any assets in the Separate Account will continue to participate in the investment experience of the Investment Divisions.(i)Transfers among the Investment Allocation Options will continue to be allowed, subject to the limitations described in this prospectus. Please refer to “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account” for more information on these limitations.Your Policy may not qualify as life insurance after the Insured’s Attained Age 100 under federal tax law and may be subject to adverse tax consequences. Please consult your tax advisor before choosing to continue the Policy or take a Policy loan after Attained Age 100.If your Policy is still in effect when the Insured dies, we will pay the Life Insurance Proceeds to the beneficiary.
CorpExec VUL Plus | Tax Free Section 1035 Insurance Policy Exchanges
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you may exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the IRC. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your existing Policy and you will have to pay sales expense charges on the new policy. (See “Charges Associated with the Policy—Deductions from Premium Payments—Premium Expense Charge” for more information.) Also, some charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange one policy for another unless you determine, after knowing all of the facts, that the exchange is in your best interest.Because the final surrender value of your existing Policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be affected by increases or decreases in Policy values that result from market fluctuations during the period between submission of the exchange Request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange Request. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.
CorpExec VUL Plus | 24 Month Exchange Privilege
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	24 Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your Policy, if you decide that you do not want to own your CorpExec VUL Plus Policy, you may exchange it for a policy on the life of the Insured without evidence of insurability.The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of the existing Policy. The new policy will have a face amount equal to the initial Face Amount of your existing Policy. It will be based on the same Policy Date, Insured’s class of risk, gender, and Issue Age, but will not offer variable Investment Allocation Options, such as Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date.To exchange your Policy:●your Policy must be in effect on the date of the exchange;●you must repay any Policy Debt;●you must send a Request to our Service Office; and●if necessary, we will require you to make any adjustment between the premiums and Cash Values of the existing Policy and the new policy.You will have to pay any premium or sales expense charges imposed by the new policy.The date of exchange will be the date we receive your Policy, along with a signed application for an exchange, and deem all requirements in Good Order.When you exchange your Policy, all riders, if any, and benefits for that Policy will end, unless otherwise required by law or we agree otherwise. Requests received after 4:00 p.m. (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.Policy values may increase or decrease due to market fluctuations during the period between submission of the exchange Request and the issuance of the new policy, which could affect the Cash Value applied to your new policy.
CorpExec VUL Plus | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 1—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy, or (b) a percentage of the sum of the Alternative Cash Surrender Value plus any Policy Debt necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
CorpExec VUL Plus | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 2—The Life Insurance Benefit under this option is equal to the greater of (a) the sum of the Face Amount of the Policy plus the Alternative Cash Surrender Value plus any Policy Debt, or (b) a percentage of the sum of the Alternative Cash Surrender Value plus any Policy Debt necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
CorpExec VUL Plus | Option 3 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 3—The Life Insurance Benefit under this option is equal to the greater of (a) the sum of the Face Amount of the Policy plus any Adjusted Cumulative Premiums up to, but not exceeding, the Maximum Option 3 Amount listed on the Policy Data Pages, or (b) a percentage of the sum of the Alternative Cash Surrender Value plus any Policy Debt necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
CorpExec VUL Plus | PCO A - one year
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	15.25%
CorpExec VUL Plus | PCO B - one year
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	12.25%
CorpExec VUL Plus | PCO C - one year
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	9.25%
CorpExec VUL Plus | PCO D - one year
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	6.25%
CorpExec VUL Plus | PCO E - one year
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
CorpExec VUL Plus | PCO F - one year
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	15.25%
CorpExec VUL Plus | PCO A - two to five years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	11.25%
CorpExec VUL Plus | PCO B - two to five years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	9.25%
CorpExec VUL Plus | PCO C - two to five years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	7.25%
CorpExec VUL Plus | PCO D - two to five years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	5.25%
CorpExec VUL Plus | PCO E - two to five years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
CorpExec VUL Plus | PCO F - two to five years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	11.25%
CorpExec VUL Plus | PCO A - six to seven years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	4.25%
CorpExec VUL Plus | PCO B - six to seven years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	4.00%
CorpExec VUL Plus | PCO C - six to seven years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	3.75%
CorpExec VUL Plus | PCO D - six to seven years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
CorpExec VUL Plus | PCO E - six to seven years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
CorpExec VUL Plus | PCO F - six to seven years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	4.25%
CorpExec VUL Plus | PCO A - eight plus years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO B - eight plus years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO C - eight plus years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO D - eight plus years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO E - eight plus years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO F - eight plus years
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO E
Item 2. Key Information [Line Items]
Sales Load (of Premium Payments), Current [Percent]	2.50%
CorpExec VUL Plus | PCO A - one to fifteen years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.53%
CorpExec VUL Plus | PCO B - one to fifteen years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.35%
CorpExec VUL Plus | PCO C - one to fifteen years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO D - one to fifteen years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
CorpExec VUL Plus | PCO E - one to fifteen years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.34%
CorpExec VUL Plus | PCO F - one to fifteen years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.53%
CorpExec VUL Plus | PCO A - sixteen to twenty years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.53%
CorpExec VUL Plus | PCO B - sixteen to twenty years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.35%
CorpExec VUL Plus | PCO C - sixteen to twenty years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO D - sixteen to twenty years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
CorpExec VUL Plus | PCO E - sixteen to twenty years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO F - sixteen to twenty years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.53%
CorpExec VUL Plus | PCO A - twentyone to twentyfive years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.53%
CorpExec VUL Plus | PCO B - twentyone to twentyfive years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO C - twentyone to twentyfive years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO D - twentyone to twentyfive years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
CorpExec VUL Plus | PCO E - twentyone to twentyfive years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO F - twentyone to twentyfive years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.53%
CorpExec VUL Plus | PCO A - twentysix plus years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO B - twentysix plus years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO C - twentysix plus years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO D - twentysix plus years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
CorpExec VUL Plus | PCO E - twentysix plus years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%
CorpExec VUL Plus | PCO F - twentysix plus years
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.15%